UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09303 & 811-09923

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

(Exact name of registrant as specified in charter)

470 Park Avenue South

New York, NY 10016

(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

1-646-495-7333

Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2023

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

(a)

December 31, 2023 www.kineticsfunds.com

Annual Report

The Internet Fund

The Global Fund

The Paradigm Fund

The Small Cap Opportunities Fund

The Market Opportunities Fund

The Multi-Disciplinary Income Fund

The Kinetics Spin-off and Corporate Restructuring Fund

Each a series of Kinetics Mutual Funds, Inc.

KINETICS MUTUAL FUNDS, INC.
Table of Contents
December 31, 2023 (Unaudited)

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter

Dear Fellow Shareholders,

We are pleased to present the Kinetics Mutual Funds (“Fund” or “Funds”) Annual Report for the twelve-month period ended December 31, 2023.

We consider ourselves devout value investors; however, we view capital markets through the lens of secular regimes, which can dramatically impact the returns of certain assets classes and industries. The 12-year regime preceding the COVID-19 pandemic (2008-2020) was largely accommodative of high growth, large capitalization U.S. equities, and virtually all fixed income. This was largely driven by large fiscal spending (stimulus), low real interest rates and moderate economic growth. The harmony of these factors was only feasible due to low inflation rates. The COVID-19 pandemic and attendant policy responses to it, disrupted this equilibrium and catalyzed rising inflation in 2021, but the investment implications weren’t manifested in the market until 2022, when monetary policy changed dramatically.

In 2022, equity and fixed income, across geographies, market capitalizations, and style, fell materially. Diversification helped little, as returns were poor across asset classes. Several long-term trends that had supported the strong performance in the prior period reversed: i) Interest rates rose rapidly, from a few basis points at the start of 2022 to over 4% by the end of 2022); ii) Broad market earnings fell, capping a long-term trend of compounded earnings growth that vastly exceeded economic growth; iii) Inflation remained stubbornly high – though Consumer Price Index1 (“CPI”) growth was slowing by the end of 2002, it was still positive, and the cumulative price increases since the beginning of the inflationary cycle were approximately 16%.

This appeared to be an inflection point, or regime change to a world with higher volatile inflation and interest rates, which are likely to cause uneven global economic growth. History suggests that this regime should last between 5-12, years and will be highly supportive of our hard asset-oriented value investment positioning. Capital markets behaved contrary to this, with hard assets and value companies dramatically underperforming the higher growth companies. The market is priced as if we are reverting back to a pre-2020 market regime, but we see nary evidence that supports this. In fact, there is growing evidence to support the structural regime shift that we envision. If this thesis proves true, the market is presenting an attractive entry point for hard asset companies.

1 The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

A performance summary follows (No Load Class) for the fiscal year ended December 31, 2023: The Internet Fund +29.76%; The Global Fund +11.89%; The Paradigm Fund -16.89%; The Small Cap Opportunities Fund -14.69%; The Market Opportunities Fund -7.33%; The Multi-Disciplinary Income Fund +5.15%; and the Kinetics Spin-Off and Corporate Restructuring Fund -19.59%. This compares to returns of +26.39% for the S&P 500® Index; +16.05% for the S&P 600® Small Cap Index; +22.20% for the MSCI All Country World (ACWI) Index; and +43.42% for the Nasdaq Composite®.

The premise of investing amid a shift toward an inflationary environment might sound straightforward, but there are nuances aplenty. The simplest part includes identifying assets that should benefit from a structural increase in inflation. “Hard assets” in this category are among the best options. In many of the Funds, we have exposure to assets with limited supply and inelastic demand, with limited or no substitutions available. This includes oil, gas, copper, iron ore, gold, silver, fertilizers, and a variety of soft (agricultural) commodities. Indeed, these all have limited supply and inelastic demand, and they are very difficult to substitute for (as we have seen with the slower-than-anticipated adoption of electric vehicles and renewable power generation).

Hard assets such as property and infrastructure often meet these criteria and have performed well in previous inflationary regimes. However, these assets are typically highly capital-intensive and rate-sensitive. Furthermore, even if an asset can generate inflation-indexed cash flows, the investment performance is constrained by a high valuation. Most of these capital-intensive assets were valued with the presumption of indefinite low interest rates. Now that rates are higher, these assets have the dual sensitivity of higher debt service costs and compressing valuations. This cycle is distinct due to the rate/valuation dynamic preceding the inflation/rate shift.

The Equity Funds continue to emphasize exposure to capital-light hard asset companies. Capital intensity ultimately restricts the amount of capital that can be returned to shareholders due to working capital requirements, debt service, and/or capital expenditures. Capital-light business models facilitate the compounding of value that will ultimately accrue primarily to shareholders. This is particularly important to consider for traditional natural resource exploration and extraction companies. While we wouldn’t dispute that many of them have under-appreciated asset portfolios, rising operating costs and capital requirements may consume most or all residual cash flow.

Our preferred capital-light business models include royalties, streaming companies, exchanges, processing companies, brokerages, asset managers, distributors, and raw land portfolios. These companies generally exhibit long lives, limited expenses, minimal capital requirements, and positive leverage to higher price levels. The critical variables are insulation from expenses and investments—which will facilitate the compounding of capital—and expanding of profit margins.

Paradigm Fund: The Fund’s performance was driven by negative returns in investments in “hard asset” companies, which we believe stand to benefit from rising price levels, particularly in the energy sector. Oil prices were largely unchanged for the year, but gas prices fell on limited export capacity and abnormally warm weather. Blockchain/cryptocurrency exposures supported returns, as Bitcoin prices more than doubled in value. The overall hard asset, small and mid-cap, value bias of the Fund all contributed negatively to relative performance.

Small Cap Opportunities Fund: The Fund’s performance was driven by negative returns in investments in “hard asset” companies, which we believe stand to benefit from rising price levels, particularly in the energy sector. Oil prices were largely unchanged for the year, but gas prices fell on limited export capacity and abnormally warm weather. Energy underperformance also negatively impacted certain companies with oilfield service exposure. Select exposure to a cruise line operator supported performance, as the stock more than doubled for the year on rising profits and a strong booking outlook.

Market Opportunities Fund: The Fund’s performance was driven by negative returns in investments in “hard asset” companies, which we believe stand to benefit from rising price levels, particularly the energy sector. Oil prices were largely unchanged for the year, but gas prices fell on limited export capacity and abnormally warm weather. Blockchain/cryptocurrency exposures supported returns, as Bitcoin prices more than doubled in value.

Internet Fund: The Fund’s performance was driven by positive returns in blockchain/cryptocurrency companies. Cryptocurrency (Bitcoin) prices more than doubled in value in anticipation of further market adoption, including a spot ETF product.

Global Fund: The Fund’s performance was driven by negative returns in “hard asset” companies, which we believe stand to benefit from rising price levels, primarily energy companies. Despite underperformance in many of these companies, blockchain/cryptocurrency exposure proved to be a tailwind to absolute returns.

Kinetics Spin-Off & Corporate Restructuring Fund: The Fund’s performance was driven by negative (aggregate) returns in energy royalty company positions. The Fund has had minimal turnover due to a dearth of attractive new spin-offs. However, the legacy positions have continued to post strong returns, easily besting the broader large capitalization equity benchmarks.

Multi-Disciplinary Income Fund: The Fund expanded its investment strategy in May 2023, so as to include Collateralized Loan Obligation (“CLO”) debt tranches, a form of fixed income instrument. As of year-end 2023, the Fund had invested in 26 unique CLOs, with ~94% of its total assets invested in CLO debt tranches and the remaining assets held in cash equivalents. Although the Fund can invest in CLO debt tranches with any credit rating, the initial focus of the Fund is to only invest in the AAA and AA rated tranches (the “Senior Notes”) of the CLO. The Fund’s investment composition as of year-end was ~51% AAA rated debt tranches and ~49% AA rated debt tranches.

The coupon rate for CLO debt tranches is determined by adding together the 3-month term Secured Overnight Financing Rate (“SOFR2”) plus a credit spread. The coupon rate for CLO debt tranches is a floating interest rate that resets every 3 months based on the then prevailing 3-month SOFR. The 3-month SOFR has increased as the Federal Reserve Bank has increased the Federal Funds Rate. The combination of the 3-month SOFR rate plus the respective credit spreads for AAA and AA debt tranches in 2023 contributed to an attractive risk adjusted return for the Fund.

2 The Secured Overnight Financing Rate (SOFR) is a broad measure of the cost of borrowing cash collateralized by Treasury securities.

KINETICS MUTUAL FUNDS, INC.

Investment Commentary

The economy is something of a paradox right now. While some experts proclaim that inflation is finally cooling, consumers lament that prices remain so high. This situation is the result of an enduring reality: Discussions of economic indicators tend to focus on the rate of change, rather than aggregate levels.

Rate of change analysis is relevant for measures such as corporate earnings and gross domestic product, which are evaluated based on growth. Aggregate levels are more appropriate for variables with continued impact based on absolute levels: money supply, debt, and prices. Of course, rate of change is still relevant, but aggregate or cumulative data is at least as important.

Aggregate price levels (as measured by the CPI) are approximately 20% higher than they were at the outset of 2020, while SOFR in the United States are approximately 400 basis points higher. These shifts are even more pronounced if recent readings are compared to the period immediately preceding the pandemic lockdowns, during which the United States had a brief period of deflation and rates plummeted to zero. Recent deceleration in the rates of change for these variables obscures the enormous aggregate changes of the past few years.

We believe that, even as inflationary forces moderate, current levels are already sufficient for structural regime shift. In our view, the prolonged era of synchronized global economic growth, low inflation, and low interest rates is over, and it is critical to incorporate this new reality into any investment strategy.

To be sure, our secular inflation thesis is centered on levels remaining well above the pre-2020 trend of approximately 2%—a world where levels of 3-4% are considered adequately higher. This view was largely validated by market prices throughout 2021 and 2022; however, markets turned back to a “pre-2020” posture last year. A contributing factor was the market’s aforementioned fixation on rate of change as opposed to cumulative change. Indeed, various measures of inflation growth have moderated from unsustainably high peak levels, but the rate of change remains both positive and above trend.

This deceleration has prompted a belief that global central banks will reduce interest rates. Recall that the market has been consistently wrong in the belief that rates would cause a recession and force a so-called “pivot” in policy (more on this later). However, the current belief—or hope—of rate cuts appears to have been validated at December’s Federal Open Market Committee (“FOMC”3) meeting. Judging by the subsequent market price action, the (equity) market is “partying like its 2019” all over again.

This view is echoed by the bond market, as the average yield on a U.S. non-investment grade bond has fallen from 9.4% to approximately 8%. The move has been almost exclusively driven by a compression in risk premiums for high-yield bonds. At approximately 3.5%, the spread versus investment grade bonds is over 100 basis points tighter than in non-recession months dating back to 1996.

These moves are part of the broader zeitgeist shift that occurred abruptly this year. The market reverted to near euphoric conditions, thanks largely to nascent technological developments, such as artificial intelligence and language learning models. We are not experts in the field whatsoever, but our judgment suggests that the potential productivity gains from such technologies will come largely at the expense of employment; thus, so net impact on economic growth and overall consumption is ambiguous.

The exuberance surrounding technology has a subtle but pernicious impact on capital markets. Broad stock and bond indexes—ergo, passive investing—(indexes) suffered amongst their worst year of performance in 2022, as richly valued equities fell amid rising interest rates. Stock and bond correlations proved to be positive, and diversification added little benefit. While there have been far worse equity market declines, they have historically been offset by gains in bonds. We posited that this could be the inflection point for passive-dominated market flows. Yet passive equity strategies surged in 2023, almost making the modest bond losses irrelevant, and the rebound reinforced the passive narrative.

We are still waiting for the true passive inflection point to materialize, but we do believe a market inflection point has already begun and is merely paused for the moment. As is our nature, we are positioned for the long-term, and we believe that the Funds hold securities poised to benefit as we look ahead.

3 The Federal Open Market Committee (FOMC) consists of twelve members—the seven members of the Board of Governors of the Federal Reserve System; the president of the Federal Reserve Bank of New York; and four of the remaining eleven Reserve Bank presidents, who serve one-year terms on a rotating basis.

Disclosure

This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.

Past performance is no guarantee of future performance. Mutual fund investing involves risk. Principal loss is possible. Because The Internet Fund, and The Market Opportunities Fund invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet, biotechnology and certain capital markets or gaming stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries, hence they may experience extreme price and volume fluctuations.

The Internet Fund, Market Opportunities Fund, The Paradigm Fund, The Spin-Off and Corporate Restructuring Fund, and The Global Fund may have high a concentration of their investments in single companies or in single industries or geographic regions which may result in higher volatility and a higher degree of risk than funds with a higher level of diversification.

International investing [for all Funds] presents special risks including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Accordingly, the share prices for these Funds are expected to be more volatile than that of U.S.-only funds.

Because smaller companies [for The Small Cap Opportunities Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.

Non-investment grade debt securities [for all Funds], i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Further, options contain special risks including the imperfect correlation between the value of the option and the value of the underlying asset. Investments [for The Multi- Disciplinary Income Fund] in futures, swaps and other derivative instruments may result in loss as derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities that entail greater than ordinary investment risk.

In addition, CLOs are typically leveraged, and such leverage may magnify The Multi-Disciplinary Income Fund’s loss on CLO investments.

As non-diversified Funds, except The Global Fund and The Multi-Disciplinary Income Fund, the value of Fund shares may fluctuate more than shares invested in a broader range of industries and companies. Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds, except Kinetics Spin-Off and Corporate Restructuring Fund, pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of the Kinetics Portfolios Trust.

The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

The MSCI All Country World Index, the S&P 500® Index, NASDAQ Composite®, S&P 600® Small Cap Index, MSCI EAFE® Index, Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Bond Index each represent an unmanaged, broad-basket of stocks or bonds. They are typically used as a proxy for overall market performance.

Distributor: Kinetics Funds Distributor LLC is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor LLC is an affiliate of Horizon Kinetics Asset Management LLC, Investment Adviser to Kinetics Mutual Funds, Inc.

For more information, log onto www.kineticsfunds.com. January 1, 2024 — Horizon Kinetics Asset Management, LLC®

How a $10,000 and $1,000,000 Investment Have Grown:

The charts show the growth of a $10,000 investment in the Feeder Funds and a $1,000,000 investment in The Kinetics Spin-Off and Restructuring Fund (“The Spin-off Fund”) as compared to the performance of one or two representative market indices. The tables below the charts show the average annual total returns on an investment over various periods. Returns for periods greater than one year are average annual total returns. The annual returns assume the reinvestment of all dividends and distributions, however, the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not predictive of future performance. Current performance may be lower or higher than the returns quoted below. The performance data reflects voluntary fee waivers and expense reimbursements made by the Adviser and the returns would have been lower if these waivers and expense reimbursements were not in effect. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original costs.

It is noted that with respect to each benchmark listed below, the securities that comprise each benchmark may differ substantially from the securities the Funds' portfolios. It is not possible to invest directly in an index.

S&P 500® Index — is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500® is unmanaged and includes the reinvestment of dividends and does not reflect the payments of transaction costs and advisory fees associated with an investment in the Funds.

NASDAQ Composite® — is a broad-based capitalization-weighted index of all NASDAQ stocks. The NASDAQ Composite® is unmanaged and does not include the reinvestment of dividends and does not reflect the payment of transaction costs or advisory fees associated with an investment in the Funds.

MSCI ACWI (All Country World) Index — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 50 country indices comprising 23 developed and 24 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic,

Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

S&P 600® SmallCap Index — measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

MSCI EAFE® Index (Europe, Australasia, Far East) — is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. As of June 2, 2014, the MSCI EAFE® Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Bloomberg U.S. Aggregate Bond Index — covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The Index includes multiple types of government and corporate-issued bonds, some of which are asset-backed.

Bloomberg U.S. Corporate High Yield Bond Index —is composed of fixed-rate, publicly issued, non-investment grade debt.

The Internet Fund
December 31, 2013 — December 31, 2023 (Unaudited)

			Ended 12/31/2023
		Advisor	Advisor
	No Load	Class A	Class A	Advisor		NASDAQ
	Class	(No Load)	(Load Adjusted)(1)	Class C	S&P 500®	Composite
One Year	29.76%	29.43%	21.99%	28.82%	26.29%	43.42%
Five Years	17.52%	17.22%	15.84%	16.64%	15.69%	17.74%
Ten Years	9.53%	9.26%	8.61%	8.72%	12.03%	13.65%
Twenty Years	10.38%	N/A	N/A	N/A	9.69%	10.59%
Since Inception
No Load Class
(10/21/96)	13.81%	N/A	N/A	N/A	9.26%	9.62%
Since Inception
Advisor
Class A
(4/26/01)	N/A	8.79%	8.50%	N/A	8.21%	9.21%
Since Inception
Advisor
Class C
(2/16/07)	N/A	N/A	N/A	9.97%	9.46%	11.22%

(1) Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average annual total returns.

The Global Fund
December 31, 2013 — December 31, 2023 (Unaudited)

			Ended 12/31/2023
		Advisor	Advisor
	No Load	Class A	Class A	Advisor		MSCI
	Class	(No Load)	(Load Adjusted)(1)	Class C	S&P 500®	ACWI
One Year	11.89%	11.82%	5.41%	11.18%	26.29%	22.20%
Five Years	13.10%	12.83%	11.51%	12.28%	15.69%	11.72%
Ten Years	6.25%	6.13%	5.50%	5.46%	12.03%	7.93%
Twenty Years	6.11%	N/A	N/A	N/A	9.69%	7.55%
Since Inception
No Load Class
(12/31/99)	1.46%	N/A	N/A	N/A	7.03%	5.14%
Since Inception
Advisor
Class A
(5/19/08)	N/A	6.20%	5.79%	N/A	10.22%	6.03%
Since Inception
Advisor
Class C
(5/19/08)	N/A	N/A	N/A	5.54%	10.22%	6.03%

(1) Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average annual total returns.

The Paradigm Fund
December 31, 2013 — December 31, 2023 (Unaudited)

			Ended 12/31/2023
		Advisor	Advisor
	No Load	Class A	Class A	Advisor	Institutional		MSCI
	Class	(No Load)	(Load Adjusted)(1)	Class C	Class	S&P 500®	ACWI
One Year	-16.89%	-17.10%	-21.87%	-17.52%	-16.73%	26.29%	22.20%
Five Years	14.86%	14.58%	13.23%	14.00%	15.10%	15.69%	11.72%
Ten Years	10.26%	9.99%	9.34%	9.44%	10.49%	12.03%	7.93%
Twenty Years	10.00%	N/A	N/A	N/A	N/A	9.69%	7.55%
Since Inception
No Load Class
(12/31/99)	10.10%	N/A	N/A	N/A	N/A	7.03%	5.14%
Since Inception
Advisor Class A
(4/26/01)	N/A	10.23%	9.94%	N/A	N/A	8.21%	6.50%
Since Inception
Advisor Class C
(6/28/02)	N/A	N/A	N/A	10.15%	N/A	9.71%	7.82%
Since Inception
Institutional
Class
(5/27/05)	N/A	N/A	N/A	N/A	9.68%	9.87%	7.36%

(1) Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average annual total returns.

The Small Cap Opportunities Fund

December 31, 2013 — December 31, 2023 (Unaudited)

			Ended 12/31/2023
		Advisor	Advisor
	No Load	Class A	Class A	Advisor	Institutional
	Class	(No Load)	(Load Adjusted)(1)	Class C	Class	S&P 500®	S&P 600®
One Year	-14.69%	-14.91%	-19.80%	-15.32%	-14.52%	26.29%	16.05%
Five Years	17.08%	16.78%	15.40%	16.20%	17.31%	15.69%	11.03%
Ten Years	10.92%	10.63%	9.98%	10.08%	11.13%	12.03%	8.66%
Since Inception
No Load Class
(3/20/00)	11.28%	N/A	N/A	N/A	N/A	7.13%	9.31%
Since Inception
Advisor Class A
(12/31/01)	N/A	10.09%	9.80%	N/A	N/A	8.79%	9.58%
Since Inception
Advisor Class C
(2/16/07)	N/A	N/A	N/A	8.00%	N/A	9.46%	8.52%
Since Inception
Institutional
Class
(8/12/05)	N/A	N/A	N/A	N/A	10.35%	9.81%	8.98%

(1) Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average total returns.

The Market Opportunities Fund

December 31, 2013 — December 31, 2023 (Unaudited)

			Ended 12/31/2023
		Advisor	Advisor
	No Load	Class A	Class A	Advisor	Institutional
	Class	(No Load)	(Load Adjusted)(1)	Class C	Class	S&P 500®	MSCI EAFE®
One Year	-7.33%	-7.56	-12.87%	-8.01%	-7.14%	26.29%	18.24%
Five Years	14.90%	14.61%	13.26%	14.03%	15.12%	15.69%	8.16%
Ten Years	10.52%	10.24%	9.59%	9.69%	N/A	12.03%	4.28%
Since Inception
No Load Class
(1/31/06)	9.74%	N/A	N/A	N/A	N/A	9.79%	4.08%
Since Inception
Advisor Class A
(1/31/06)	N/A	9.46%	9.10%	N/A	N/A	9.79%	4.08%
Since Inception
Advisor Class C
(2/16/07)	N/A	N/A	N/A	7.84%	N/A	9.46%	3.01%
Since Inception
Institutional
Class
(5/19/08)	N/A	N/A	N/A	N/A	9.23%	10.22%	2.87%

(1) Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average total returns.

     The Multi-Disciplinary Income Fund December 31, 2013 — December 31, 2023 (Unaudited)

		Ended 12/31/2023
		Bloomberg	Bloomberg
	No Load	U.S. Aggregate	U.S. Corporate
	Class	Bond Index	High Yield Bond
One Year	5.15%	5.53%	13.44%
Five Years	2.26%	1.10%	5.37%
Since Inception
No Load Class
(2/11/08)	3.65%	2.75%	6.76%
Returns for periods greater than one year are average total returns.

The Kinetics Spin-off and Corporate Restructuring Fund
December 31, 2013 — December 31, 2023 (Unaudited)

			Ended 12/31/2023
		Advisor	Advisor
	No Load	Class A	Class A	Advisor	Institutional
	Class	(No Load)	(Load Adjusted)(1)	Class C	Class	S&P 500®
One Year	-19.59%	-19.63%	-24.26%	-20.24%	-19.43%	26.29%
Five Years	17.28%	17.19%	15.80%	16.32%	17.50%	15.69%
Ten Years	N/A	8.22%	7.58%	7.40%	8.49%	12.03%
Since Inception
No Load Class
(12/11/17)	13.02%	12.92%	11.82%	12.08%	13.22%	12.07%
Since Inception
Advisor
Class A
(5/4/07)	N/A	5.54%	5.17%	N/A	N/A	9.34%
Since Inception
Advisor
Class C
(5/24/07)	N/A	5.53%	5.16%	4.83%	N/A	9.35%
Since Inception
Institutional
Class
(7/11/07)	N/A	5.12%	4.74%	4.42%	5.36%	9.36%

(1) Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average annual total returns.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example

December 31, 2023 (Unaudited)

Shareholders incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by a Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in a series of Kinetics Mutual Funds, Inc. (except the Spin-off Fund, each a “Feeder Fund” and including the Spin-off Fund, each, a “Fund” and collectively, the “Funds”), and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on July 1, 2023 and held for the entire period from July 1, 2023 to December 31, 2023.

Actual Expenses

The Actual Expenses comparison provides information about actual account values and actual expenses. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all or generally all of its investable assets in a corresponding series of The Kinetics Portfolios Trust (each, a “Master Portfolio”, and together the “Master Portfolios”), a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Fund-specific expenses as well as the expenses allocated from the Master Portfolio. Note, the Spin-off Fund is not a Feeder Fund.

The Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between a fund and any other fund. The Funds’ transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two Funds. The Funds’ transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market timing transactions, the Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Funds to help offset transaction costs. The Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Funds or shareholders as described in the Funds’ prospectus.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

December 31, 2023 (Unaudited)

A shareholder may use the information provided in the first line, together with the amounts invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, shareholders costs would have been higher.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

December 31, 2023 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(7/1/23 to
	(7/1/23)	(12/31/23)	Ratio	12/31/23)
The Internet Fund
No Load Class Actual	$1,000.00	$1,257.80	1.75%	$9.96
No Load Class Hypothetical (5% return
before expenses)	$1,000.00	$1,016.38	1.75%	$8.89
Advisor Class A Actual	$1,000.00	$1,256.30	2.00%	$11.37
Advisor Class A Hypothetical (5% return
before expenses)	$1,000.00	$1,015.12	2.00%	$10.16
Advisor Class C Actual	$1,000.00	$1,253.60	2.50%	$14.20
Advisor Class C Hypothetical (5% return
before expenses)	$1,000.00	$1,012.60	2.50%	$12.68
The Global Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$1,165.00	1.39%	$7.59
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,018.20	1.39%	$7.07
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$1,164.50	1.64%	$8.95
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.94	1.64%	$8.34
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$1,160.30	2.14%	$11.65
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,014.42	2.14%	$10.87
The Paradigm Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$1,154.20	1.64%	$8.90
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.94	1.64%	$8.34
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$1,152.40	1.89%	$10.25
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,015.68	1.89%	$9.60
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$1,149.80	2.39%	$12.95
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,013.16	2.39%	$12.13
Institutional Class Actual - after expense
reimbursement	$1,000.00	$1,155.60	1.44%	$7.82
Institutional Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.95	1.44%	$7.32

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

December 31, 2023 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(7/1/23 to
	(7/1/23)	(12/31/23)	Ratio	12/31/23)
The Small Cap Opportunities Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$1,107.90	1.64%	$8.71
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.94	1.64%	$8.34
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$1,106.40	1.89%	$10.03
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,015.68	1.89%	$9.60
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$1,103.80	2.39%	$12.67
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,013.16	2.39%	$12.13
Institutional Class Actual - after expense
reimbursement	$1,000.00	$1,109.00	1.44%	$7.65
Institutional Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.95	1.44%	$7.32
The Market Opportunities Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$1,175.50	1.40%	$7.68
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,018.15	1.40%	$7.12
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$1,173.80	1.65%	$9.04
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.89	1.65%	$8.39
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$1,171.20	2.15%	$11.77
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,014.37	2.15%	$10.92
Institutional Class Actual - after expense
reimbursement	$1,000.00	$1,176.70	1.20%	$6.58
Institutional Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,019.16	1.20%	$6.11

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

December 31, 2023 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(7/1/23 to
	(7/1/23)	(12/31/23)	Ratio	12/31/23)
The Multi-Disciplinary Income Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$1,036.60	1.19%	$5.29
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,020.01	1.19%	$5.24
The Kinetics Spin-off and Corporate Restructuring Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$1,119.60	1.45%	$7.75
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.90	1.45%	$7.37
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$1,119.70	1.50%	$8.01
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.64	1.50%	$7.63
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$1,115.60	2.25%	$12.00
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,013.86	2.25%	$11.42
Institutional Class Actual - after expense
reimbursement	$1,000.00	$1,121.50	1.25%	$6.68
Institutional Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,018.90	1.25%	$6.36

Note: Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

* Expenses are equal to the Feeder Fund's annualized expense ratio before expense reimbursement and after expense reimbursement multiplied by the average account value over the period, multiplied by 184/365.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Allocation of Portfolio Assets
December 31, 2023

The Kinetics Spin-off and Corporate Restructuring Fund

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$13,501,626	60.1%
Manufacturing	1,937,170	8.6%
Management of Companies and Enterprises	1,317,142	5.8%
Finance and Insurance	1,200,358	5.3%
Accommodation and Food Services	566,680	2.5%
Real Estate and Rental and Leasing	400,066	1.8%
Information.	281,405	1.3%
Real Estate	191,450	0.9%
*Excludes Short-Term Investments

KINETICS MUTUAL FUNDS, INC. — THE FUND
The Kinetics Spin-off and Corporate
Restructuring Fund
Schedule of Investments — December 31, 2023

COMMON STOCKS — 84.64%	Shares	Value
Accommodation — 2.52%
Civeo Corp. — ADR	24,800	$ 566,680
Broadcasting (except Internet) — 1.25%
Atlanta Braves Holdings, Inc.*	1,694	67,048
Liberty Media Corp-Liberty Formula One*	3,600	208,728
Liberty Media Corp-Liberty Live*	154	5,629
		281,405
Chemical Manufacturing — 0.22%
Prestige Consumer Healthcare, Inc.*	797	48,792
Diversified Real Estate Activities — 0.94%
PrairieSky Royalty Limited	12,100	211,856
Funds, Trusts, and Other Financial Vehicles — 0.05%
Mesabi Trust	550	11,259
Machinery Manufacturing — 0.06%
General Electric Company	100	12,763
Management of Companies and Enterprises — 5.86%
A.P. Moeller-Maersk A/S — Class B — ADR	7,200	64,224
Associated Capital Group, Inc. — Class Ac	34,300	1,224,853
Galaxy Digital Holdings Ltd.*	3,600	28,065
		1,317,142
Mining (except Oil and Gas) — 0.03%
Knife River Corporation*	100	6,618
Miscellaneous Manufacturing — 8.30%
CSW Industrials, Inc. [c]	9,000	1,866,690
Nonmetallic Mineral Product Manufacturing — 0.04%
Eagle Materials, Inc.	44	8,925
Oil and Gas Extraction — 60.03%
Texas Pacific Land Corp. [c]	8,581	13,493,194
Other Financial Investment Activities — 3.52%
GAMCO Investors, Inc. — Class A	41,354	790,275
Other Investment Pools and Funds — 0.12%
Urbana Corporation*	6,234	22,300
Urbana Corporation — Class A*	1,600	5,289
		27,589

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
The Kinetics Spin-off and Corporate
Restructuring Fund
Schedule of Investments — December 31, 2023 — (Continued)

	Shares	Value
Real Estate — 1.69%
DREAM Unlimited Corp.*[f]	11,200	$ 191,450
Howard Hughes Holdings, Inc.*	2,200	188,210
		379,660
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 0.00%
Bakkt Holdings, Inc.*	400	892
Support Activities for Mining — 0.01%
Liberty Energy, Inc.	100	1,814
TOTAL COMMON STOCKS
(cost $3,775,030)		19,025,554
UNIT INVESTMENT TRUST — 0.00%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.00%
Grayscale Bitcoin Trust*	18	623
TOTAL UNIT INVESTMENT TRUST
(cost $637)		623
CLOSED END FUNDS — 1.65%
Funds, Trusts, and Other Financial Vehicles — 1.65%
Capital Southwest Corporation	15,600	369,720
TOTAL CLOSED END FUNDS
(cost $258,773)		369,720
TOTAL INVESTMENTS — 86.29%
(cost $4,034,440)		$19,395,897

Percentages are stated as a percent of net assets.

* — Non-income producing security.

c — Significant Investment — Greater than 5% of net assets.

f — Level 2 Investment.

ADR —American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities
December 31, 2023

	The Internet	The Global
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$190,091,233	$17,922,261
Receivable from Adviser.	—	11,877
Receivable for Master Portfolio interest sold	6,679	—
Receivable for Fund shares sold	89,505	115,385
Prepaid expenses and other assets	30,503	25,749
Total Assets	190,217,920	18,075,272
LIABILITIES:
Payable for Master Portfolio interest purchased.	—	105,546
Payable to Directors	3,306	399
Payable to Chief Compliance Officer	185	45
Payable for Fund shares repurchased	96,184	9,839
Payable for shareholder servicing fees	40,582	3,783
Payable for distribution fees	10,052	14,028
Accrued expenses and other liabilities	44,100	17,642
Total Liabilities	194,409	151,282
Net Assets	$190,023,511	$17,923,990
NET ASSETS CONSIST OF:
Paid in capital	$ 95,572,450	$ 9,374,964
Accumulated earnings	94,451,061	8,549,026
Net Assets	$190,023,511	$17,923,990
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$185,789,635	$11,857,245
Shares outstanding	3,168,192	1,262,098
Net asset value per share (offering price and redemption price)	$ 58.64	$ 9.39
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$ 2,337,413	$ 1,335,064
Shares outstanding	44,077	143,122
Net asset value per share (redemption price)	$ 53.03	$ 9.33
Offering price per share ($53.03 divided by .9425 and $9.33
divided by .9425)	$ 56.27	$ 9.90
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$ 1,896,463	$ 4,731,681
Shares outstanding	43,644	549,878
Net asset value per share (offering price and redemption price)	$ 43.45	$ 8.60

* Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
December 31, 2023

		The Small Cap
	The Paradigm	Opportunities
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$761,923,353	$284,555,995
Receivable from Adviser.	76,967	28,306
Receivable for Master Portfolio interest sold	1,878,591	8,732,947
Receivable for Fund shares sold	182,947	246,831
Prepaid expenses and other assets	48,325	40,947
Total Assets	764,110,183	293,605,026
LIABILITIES:
Payable to Directors	16,539	6,738
Payable to Chief Compliance Officer	1,188	550
Payable for Fund shares repurchased	2,061,537	8,979,074
Payable for shareholder servicing fees	126,909	52,549
Payable for distribution fees	172,816	38,065
Fund distribution payable.	2	704
Accrued expenses and other liabilities	126,685	62,627
Total Liabilities	2,505,676	9,140,307
Net Assets	$761,604,507	$284,464,719
NET ASSETS CONSIST OF:
Paid in capital	$208,926,270	$142,950,476
Accumulated earnings	552,678,237	141,514,243
Net Assets	$761,604,507	$284,464,719
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$338,263,440	$204,889,149
Shares outstanding	4,625,519	1,964,977
Net asset value per share (offering price and redemption price)	$ 73.13	$ 104.27
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$143,675,525	15,685,422
Shares outstanding	2,064,010	156,803
Net asset value per share (redemption price)	$ 69.61	100.03
Offering price per share ($69.61 divided by .9425 and $100.03
divided by .9425)	$ 73.86	$ 106.13
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$ 57,370,427	$ 8,396,479
Shares outstanding	919,964	89,392
Net asset value per share (offering price and redemption price)	$ 62.36	$ 93.93
CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$222,295,115	$ 55,493,669
Shares outstanding	3,000,127	519,689
Net asset value per share (offering price and redemption price)	$ 74.10	$ 106.78

* Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
December 31, 2023

		The Multi-
	The Market	Disciplinary
	Opportunities	Income
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$131,189,057	$12,128,202
Receivable from Adviser.	45,412	3,105
Receivable for Master Portfolio interest sold	—	5,634
Receivable for Fund shares sold	144,394	—
Prepaid expenses and other assets	40,211	18,530
Total Assets	131,419,074	12,155,471
LIABILITIES:
Payable for Master Portfolio interest purchased.	112,557	—
Payable to Directors	2,560	262
Payable to Chief Compliance Officer	168	22
Payable for Fund shares repurchased	31,836	5,634
Payable for shareholder servicing fees	24,655	2,596
Payable for distribution fees	24,168	11,984
Accrued expenses and other liabilities	32,451	14,077
Total Liabilities	228,395	34,575
Net Assets	$131,190,679	$12,120,896
NET ASSETS CONSIST OF:
Paid in capital	$ 59,564,506	$17,514,663
Accumulated earnings	71,626,173	(5,393,767)
Net Assets	$131,190,679	$12,120,896
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$ 92,117,472	$12,120,896
Shares outstanding	2,200,875	1,221,627
Net asset value per share (offering price and redemption price)	$ 41.85	$ 9.92
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$ 9,238,140	N/A
Shares outstanding	224,533	N/A
Net asset value per share (redemption price)	$ 41.14	N/A
Offering price per share ($41.14 divided by .9425)	$ 43.65	N/A
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$ 9,871,264	N/A
Shares outstanding	252,748	N/A
Net asset value per share (offering price and redemption price)	$ 39.06	N/A
CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$ 19,963,803	N/A
Shares outstanding	469,312	N/A
Net asset value per share (offering price and redemption price)	$ 42.54	N/A

* Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
December 31, 2023

The Kinetics
Spin-off and
Corporate
Restructuring
Fund
ASSETS:
Investments, at value(1)	$19,395,897
Cash	3,206,215
Receivable for investments sold	6,341
Receivable for Fund shares sold	715
Dividends and interest receivable	21,801
Prepaid expenses and other assets	27,945
Total Assets	22,658,914
LIABILITIES:
Payable to Adviser	13,162
Payable to Directors	551
Payable to Chief Compliance Officer	39
Payable for securities purchased	141
Payable to custodian	1,642
Payable for Fund shares repurchased	119,582
Payable for shareholder servicing fees	2,035
Payable for distribution fees	10,545
Accrued expenses and other liabilities	33,786
Total Liabilities	181,483
Net Assets	$22,477,431
(1) Cost of investments.	$ 4,034,440
NET ASSETS CONSIST OF:
Paid in capital	$ 7,105,767
Accumulated earnings	15,371,664
Net Assets	$22,477,431
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$ 28,730
Shares outstanding	1,476
Net asset value per share (offering price and redemption price)	$ 19.46
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$ 5,758,362
Shares outstanding	312,661
Net asset value per share (redemption price)	$ 18.42
Offering price per share ($17.98 divided by .9425)	$ 19.54
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$ 300,967
Shares outstanding	18,085
Net asset value per share (offering price and redemption price)	$ 16.64
CALCULATION OF NET ASSET VALUE PER SHARE - INSTITUTIONAL CLASS:
Net Assets	$16,389,372
Shares outstanding	883,190
Net asset value per share (offering price and redemption price)	$ 18.56

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations
For the Year Ended December 31, 2023

	The Internet	The Global
	Fund	Fund
INVESTMENT GAIN ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$ 1,336,592	$ 237,449
Interest	2,758,264	499,874
Income from securities lending	77,723	37,285
Expenses allocated from Master Portfolio	(2,181,266)	(361,006)
Net investment income from Master Portfolio	1,991,313	413,602
EXPENSES:
Distribution fees – Advisor Class A (See Note 3)	5,320	2,717
Distribution fees – Advisor Class C (See Note 3)	10,113	39,561
Shareholder servicing fees – Advisor Class A (See Note 3)	5,320	2,717
Shareholder servicing fees – Advisor Class C (See Note 3)	3,371	13,187
Shareholder servicing fees – No Load Class (See Note 3)	396,097	44,551
Transfer agent fees and expenses	77,090	19,803
Reports to shareholders	24,967	3,688
Administration fees	42,356	9,824
Professional fees	24,600	10,789
Director’s fees	11,936	1,873
Chief Compliance Officer fees	2,544	421
Registration fees	47,350	44,521
Fund accounting fees	5,720	890
Other expenses	6,127	1,034
Total expenses	662,911	195,576
Less, expense reimbursement	—	(178,171)
Net expenses	662,911	17,405
Net investment income	1,328,402	396,197
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED
FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	2,270,772	(225,114)
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	40,793,916	1,884,327
Net gain on investments	43,064,688	1,659,213
Net increase in net assets resulting from operations	$44,393,090	$ 2,055,410
† Net of foreign taxes withheld of:	$ 2,120	$ 10,153

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Year Ended December 31, 2023

		The Small Cap
	The Paradigm	Opportunities
	Fund	Fund
INVESTMENT GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$ 5,624,259	$ 2,444,182
Interest	3,680,057	3,980,199
Income from securities lending	20,857	29,820
Expenses allocated from Master Portfolio	(11,010,838)	(4,661,080)
Net investment income (loss) from Master Portfolio	(1,685,665)	1,793,121
EXPENSES:
Distribution fees – Advisor Class A (See Note 3)	377,114	44,639
Distribution fees – Advisor Class C (See Note 3)	471,910	72,588
Shareholder servicing fees – Advisor Class A (See Note 3)	377,114	44,639
Shareholder servicing fees – Advisor Class C (See Note 3)	157,303	24,196
Shareholder servicing fees – No Load Class (See Note 3)	939,297	604,920
Shareholder servicing fees – Institutional Class (See Note 3)	468,285	153,714
Transfer agent fees and expenses	202,906	93,360
Reports to shareholders	53,063	38,468
Administration fees	222,123	95,010
Professional fees	99,110	47,878
Director’s fees	64,116	27,685
Chief Compliance Officer fees	14,128	6,156
Registration fees	75,599	79,753
Fund accounting fees	31,300	13,364
Other expenses	30,867	12,927
Total expenses	3,584,235	1,359,297
Less, expense waiver for Institutional Class shareholder servicing fees	(351,214)	(115,286)
Less, expense reimbursement	(355,617)	(261,281)
Net expenses	2,877,404	982,730
Net investment income (loss) from Master Portfolio	(4,563,069)	810,391
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	44,517,267	25,853,591
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(222,967,205)	(96,790,127)
Net loss on investments	(178,449,938)	(70,936,536)
Net decrease in net assets resulting from operations.	$(183,013,007)	$(70,126,145)
† Net of foreign taxes withheld of:	$ 143,080	$ 129,884

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Operations — (Continued)

For the Year Ended December 31, 2023

		The Multi-
	The Market	Disciplinary
	Opportunities	Income
	Fund	Fund
INVESTMENT GAIN ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$ 1,407,376	$ 60,387
Interest	1,440,059	741,619
Income from securities lending	69,996	904
Expenses allocated from Master Portfolio	(1,722,247)	(126,276)
Net investment income from Master Portfolio	1,195,184	676,634
EXPENSES:
Distribution fees – Advisor Class A (See Note 3)	20,153	—
Distribution fees – Advisor Class C (See Note 3)	79,297	—
Shareholder servicing fees – Advisor Class A (See Note 3)	20,153	—
Shareholder servicing fees – Advisor Class C (See Note 3)	26,432	—
Shareholder servicing fees – No Load Class (See Note 3)	222,864	33,641
Shareholder servicing fees – Institutional Class (See Note 3)	37,705	—
Transfer agent fees and expenses	44,560	6,370
Reports to shareholders	11,525	4,126
Administration fees	36,474	5,211
Professional fees	21,573	18,575
Director’s fees	9,657	1,005
Chief Compliance Officer fees	2,107	219
Registration fees	56,622	23,599
Fund accounting fees	4,676	483
Other expenses	4,679	623
Total expenses	598,477	93,852
Less, expense waiver for Institutional Class shareholder servicing fees	(28,278)	—
Less, expense reimbursement	(457,854)	(81,659)
Net expenses	112,345	12,193
Net investment loss	1,082,839	664,441
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized loss on:
Investments and foreign currency	(726,318)	(1,798,834)
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(10,472,164)	1,781,637
Net loss on investments	(11,198,482)	(17,197)
Net increase (decrease) in net assets resulting from operations	$(10,115,643)	$ 647,244
† Net of foreign taxes withheld of:	$ 35,580	$ —

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Year Ended December 31, 2023

The Kinetics
Spin-off and
Corporate
Restructuring
Fund
INVESTMENT INCOME:
Dividends†	$ 237,587
Interest	168,261
Total investment income	405,848
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	17,160
Distribution fees - Advisor Class C (See Note 3)	3,368
Shareholder servicing fees - Advisor Class A (See Note 3)	17,160
Shareholder servicing fees - Advisor Class C (See Note 3)	1,123
Shareholder servicing fees - No Load Class (See Note 3)	183
Shareholder servicing fees - Institutional Class (See Note 3)	36,095
Transfer agent fees and expenses	25,210
Reports to shareholders	1,967
Administration fees	22,768
Professional fees	21,161
Director’s fees	2,313
Chief Compliance Officer fees	444
Registration fees	57,373
Fund accounting fees	4,812
Investment advisory fees	254,340
Custodian fees and expenses	9,747
Other expenses	967
Total expenses	476,191
Less, expense waiver for Institutional Class shareholder servicing fees	(27,071)
Less, expense reimbursement	(109,399)
Net expenses	339,721
Net investment income	66,127
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY:
Net realized gain on:
Investments and foreign currency	840,254
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(7,529,872)
Net loss on investments	(6,689,618)
Net decrease in net assets resulting from operations.	$ (6,623,491)
† Net of foreign taxes withheld of:	$ 10,031

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
OPERATIONS:
Net investment income (loss)	$ 1,328,402	$ (1,029,228)	$ 396,197	$ 16,154
Net realized gain (loss) on sale of
investments and foreign currency	2,270,772	247,097	(225,114)	565,563
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	40,793,916	(51,267,951)	1,884,327	(2,587,071)
Net increase (decrease) in net assets
resulting from operations	44,393,090	(52,050,082)	2,055,410	(2,005,354)
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	(1,389,302)	(1,207,973)	(288,013)	(306,161)
Advisor Class A (See Note 5)	(19,295)	(21,151)	(32,510)	(12,291)
Advisor Class C (See Note 5)	(19,149)	(13,872)	(93,545)	(104,220)
Total distributions to shareholders	(1,427,746)	(1,242,996)	(414,068)	(422,672)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	22,530,500	5,080,488	5,166,095	6,422,667
Redemption fees	18,241	18,359	1,604	366
Proceeds from shares issued to holders in
reinvestment of dividends	1,355,174	1,177,902	264,030	296,392
Cost of shares redeemed	(24,605,463)	(36,392,338)	(15,798,617)	(3,064,882)
Net increase (decrease) in net assets
resulting from capital
share transactions.	(701,548)	(30,115,589)	(10,366,888)	3,654,543
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	155,760	151,861	641,746	331,052
Redemption fees	275	409	165	12
Proceeds from shares issued to holders in
reinvestment of dividends	18,197	20,034	29,860	11,941
Cost of shares redeemed	(656,118)	(2,390,106)	(283,684)	(51,346)
Net increase (decrease) in net assets
resulting from capital
share transactions.	(481,886)	(2,217,802)	388,087	291,659

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Global Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	$ 489,700	$ 61,970	$ 63,890	$ 166,949
Redemption fees	155	162	620	136
Proceeds from shares issued to holders in
reinvestment of dividends	15,552	12,935	80,873	86,990
Cost of shares redeemed	(208,805)	(244,098)	(2,349,373)	(468,624)
Net increase (decrease) in net assets
resulting from capital
share transactions.	296,602	(169,031)	(2,203,990)	(214,549)
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	42,078,512	(85,795,500)	(10,541,449)	1,303,627
NET ASSETS:
Beginning of period	147,944,999	233,740,499	28,465,439	27,161,812
End of period	$190,023,511	$147,944,999	$ 17,923,990	$ 28,465,439
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	469,358	99,119	613,349	722,160
Shares issued in reinvestments of
dividends and distributions	22,973	26,031	27,939	34,666
Shares redeemed	(495,814)	(684,124)	(1,827,851)	(357,454)
Net increase (decrease) in
shares outstanding	(3,483)	(558,974)	(1,186,563)	399,372
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	3,354	3,147	76,187	38,765
Shares issued in reinvestments of
dividends and distributions	341	488	3,183	1,403
Shares redeemed	(15,340)	(49,711)	(34,476)	(5,834)
Net increase (decrease) in
shares outstanding	(11,645)	(46,076)	44,894	34,334
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	12,578	1,472	7,613	19,959
Shares issued in reinvestments of
dividends and distributions	356	382	9,350	11,081
Shares redeemed	(5,881)	(6,545)	(299,977)	(58,750)
Net increase (decrease) in
shares outstanding	7,053	(4,691)	(283,014)	(27,710)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

			The Small Cap
	The Paradigm Fund		Opportunities Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
OPERATIONS:
Net investment income (loss)	$ (4,563,069) $	(1,896,788)	$ 810,391	$ 201,791
Net realized gain on sale of
investments and foreign currency	44,517,267	22,615,251	25,853,591	6,951,276
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	(222,967,205)	214,553,758	(96,790,127)	78,345,476
Net increase (decrease) in net assets
resulting from operations	(183,013,007)	235,272,221	(70,126,145)	85,498,543
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	(18,426,906)	(10,193,493)	(13,093,946)	—
Advisor Class A (See Note 5)	(8,220,489)	(3,852,589)	(996,007)	—
Advisor Class C (See Note 5)	(3,589,123)	(1,894,254)	(517,585)	—
Institutional Class (See Note 5)	(11,939,043)	(6,040,846)	(4,154,384)	—
Total distributions to shareholders	(42,175,561)	(21,981,182)	(18,761,922)	—
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	34,835,326	100,409,520	50,835,416	126,701,752
Redemption fees	22,525	25,054	42,028	66,119
Proceeds from shares issued to
holders in reinvestment
of dividends	16,215,633	9,208,256	12,713,540	—
Cost of shares redeemed	(124,544,750)	(55,513,123)	(122,340,004)	(55,982,202)
Net increase (decrease) in net assets
resulting from capital
share transactions	(73,471,266)	54,129,707	(58,749,020)	70,785,669

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

			The Small Cap
	The Paradigm Fund		Opportunities Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	$ 10,075,104	$ 6,530,604	$ 1,947,225	$ 8,562,055
Redemption fees	8,755	9,922	3,090	5,258
Proceeds from shares issued to
holders in reinvestment
of dividends	7,086,025	3,314,774	924,495	—
Cost of shares redeemed	(20,919,604)	(16,577,623)	(6,353,628)	(4,856,689)
Net increase (decrease) in net assets
resulting from capital
share transactions.	(3,749,720)	(6,722,323)	(3,478,818)	3,710,624
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	820,174	875,965	461,432	1,910,596
Redemption fees	3,733	4,482	1,628	2,785
Proceeds from shares issued to
holders in reinvestment
of dividends	3,308,818	1,751,396	494,780	—
Cost of shares redeemed	(12,483,355)	(7,623,346)	(2,343,328)	(1,622,186)
Net increase (decrease) in net assets
resulting from capital
share transactions.	(8,350,630)	(4,991,503)	(1,385,488)	291,195
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	17,506,065	26,267,333	25,651,547	47,886,092
Redemption fees	13,553	15,214	13,010	18,656
Proceeds from shares issued to
holders in reinvestment
of dividends	11,504,845	5,793,148	4,081,341	—
Cost of shares redeemed	(34,482,229)	(36,141,849)	(51,989,074)	(18,070,779)
Net increase (decrease) in net assets
resulting from capital
share transactions	(5,457,766)	(4,066,154)	(22,243,176)	29,833,969
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	(316,217,950)	251,640,766	(174,744,569)	190,120,000
NET ASSETS:
Beginning of period	1,077,822,457	826,181,691	459,209,288	269,089,288
End of period	$ 761,604,507	$1,077,822,457	$ 284,464,719	$459,209,288

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

			The Small Cap
	The Paradigm Fund		Opportunities Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	434,064	1,146,027	437,326	1,051,852
Shares issued in reinvestments of
dividends and distributions	219,278	99,452	120,736	—
Shares redeemed	(1,595,065)	(698,988)	(1,102,436)	(522,996)
Net increase (decrease) in
shares outstanding	(941,723)	546,491	(544,374)	528,856
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	135,767	79,284	18,033	75,758
Shares issued in reinvestments of
dividends and distributions	100,668	37,417	9,152	—
Shares redeemed	(287,548)	(214,260)	(61,176)	(39,878)
Net increase (decrease) in
shares outstanding	(51,113)	(97,559)	(33,991)	35,880
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	11,467	11,206	4,345	17,143
Shares issued in reinvestments of
dividends and distributions	52,471	21,816	5,216	—
Shares redeemed	(188,372)	(107,863)	(23,721)	(15,798)
Net increase (decrease) in
shares outstanding	(124,434)	(74,841)	(14,160)	1,345
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	222,256	330,569	226,213	395,880
Shares issued in reinvestments of
dividends and distributions	153,562	61,919	37,850	—
Shares redeemed	(447,341)	(425,231)	(464,148)	(166,875)
Net increase (decrease) in
shares outstanding	(71,523)	(32,743)	(200,085)	229,005

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Market		The Multi-Disciplinary
	Opportunities Fund		Income Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
OPERATIONS:
Net investment income	$ 1,082,839	$ 170,512	$ 664,441	$ 384,762
Net realized gain (loss) on sale of
investments and foreign currency	(726,318)	1,910,559	(1,798,834)	(2,246,927)
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	(10,472,164)	16,234,351	1,781,637	1,400,871
Net increase (decrease) in net assets
resulting from operations	(10,115,643)	18,315,422	647,244	(461,294)
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	(797,934)	(1,299,088)	(670,836)	(157,840)
Advisor Class A (See Note 5)	(63,485)	(114,166)	N/A	(12,920)
Advisor Class C (See Note 5)	(11,691)	(156,778)	N/A	(24,369)
Institutional Class (See Note 5)	(205,505)	(325,685)	N/A	(193,403)
Total distributions to shareholders	(1,078,615)	(1,895,717)	(670,836)	(388,532)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	18,354,213	22,338,739	748,769	15,474,902
Redemption fees	3,406	6,103	136	1
Proceeds from shares issued to
holders in reinvestment
of dividends	794,718	1,295,925	363,091	103,542
Cost of shares redeemed	(15,662,286)	(24,781,188)	(5,292,588)	(2,280,354)
Net increase (decrease) in net assets
resulting from capital
share transactions.	3,490,051	(1,140,421)	(4,180,592)	13,298,091

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Market		The Multi-Disciplinary
	Opportunities Fund		Income Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	$ 1,602,408	$ 746,621	$ N/A	$ 24,756
Redemption fees	311	625	N/A	1
Proceeds from shares issued to holders in
reinvestment of dividends	56,701	95,007	N/A	12,137
Cost of shares redeemed	(1,354,213)	(995,753)	N/A	(1,367,470)
Net increase (decrease) in net assets
resulting from capital
share transactions.	305,207	(153,500)	N/A	(1,330,576)
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	235,261	667,866	N/A	17,323
Redemption fees	416	807	N/A	2
Proceeds from shares issued to holders in
reinvestment of dividends	8,965	126,611	N/A	18,739
Cost of shares redeemed	(1,900,355)	(728,230)	N/A	(3,032,935)
Net increase (decrease) in net assets
resulting from capital
share transactions	(1,655,713)	67,054	N/A	(2,996,871)
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	2,098,017	3,121,126	N/A	272,593
Redemption fees	723	1,674	N/A	8
Proceeds from shares issued to holders in
reinvestment of dividends	172,816	274,801	N/A	171,754
Cost of shares redeemed	(2,197,198)	(7,889,891)	N/A	(16,807,095)
Net increase (decrease) in net assets
resulting from capital
share transactions.	74,358	(4,492,290)	N/A	(16,362,740)
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	(8,980,355)	10,700,548	(4,204,184)	(8,241,922)
NET ASSETS:
Beginning of period	140,171,034	129,470,486	16,325,080	24,567,002
End of period	$131,190,679	$140,171,034	$ 12,120,896	$ 16,325,080

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Market		The Multi-Disciplinary
	Opportunities Fund		Income Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	461,402	520,254	75,446	1,549,430
Shares issued in reinvestments of
dividends and distributions	18,918	28,645	36,771	10,375
Shares redeemed	(390,959)	(602,202)	(532,766)	(225,594)
Net increase (decrease) in
shares outstanding	89,361	(53,303)	(420,549)	1,334,211
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	38,915	17,658	N/A	2,469
Shares issued in reinvestments of
dividends and distributions	1,373	2,135	N/A	1,209
Shares redeemed	(34,303)	(23,447)	N/A	(137,046)
Net increase (decrease) in
shares outstanding	5,985	(3,654)	N/A	(133,368)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	6,010	18,811	N/A	1,734
Shares issued in reinvestments of
dividends and distributions	229	2,998	N/A	1,896
Shares redeemed	(50,121)	(19,107)	N/A	(308,441)
Net increase (decrease) in
shares outstanding	(43,882)	2,702	N/A	(304,811)
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	51,749	75,839	N/A	26,594
Shares issued in reinvestments of
dividends and distributions	4,048	5,978	N/A	17,032
Shares redeemed	(52,636)	(171,124)	N/A	(1,663,235)
Net increase (decrease) in
shares outstanding	3,161	(89,307)	N/A	(1,619,609)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Kinetics Spin-off and
	Corporate Restructuring Fund
	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
OPERATIONS:
Net investment income	$ 66,127	$ 126,253
Net realized gain on sale of investments and foreign currency	840,254	3,182,087
Net change in unrealized appreciation (depreciation) of
investments and foreign currency	(7,529,872)	6,283,730
Net increase (decrease) in net assets resulting from operations	(6,623,491)	9,592,070
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	(2,351)	(2,445)
Advisor Class A (See Note 5)	(502,430)	(184,769)
Advisor Class C (See Note 5)	(28,807)	(15,877)
Institutional Class (See Note 5)	(1,496,121)	(436,078)
Total distributions to shareholders	(2,029,709)	(639,169)
CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	16,543	1,000
Redemption fees	20	1
Proceeds from shares issued to holders in reinvestment of dividends	2,350	2,445
Cost of shares redeemed	(98,343)	(23,464)
Net decrease in net assets resulting from capital share transactions	(79,430)	(20,018)
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	666,170	4,473,654
Redemption fees	1,352	47
Proceeds from shares issued to holders in reinvestment of dividends	501,499	180,329
Cost of shares redeemed	(3,661,523)	(2,250,607)
Net increase (decrease) in net assets resulting from capital
share transactions.	(2,492,502)	2,403,423
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	30	71,000
Redemption fees	100	5
Proceeds from shares issued to holders in reinvestment of dividends	24,509	14,785
Cost of shares redeemed	(383,518)	(438,911)
Net decrease in net assets resulting from capital share transactions	(358,879)	(353,121)
CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	766,829	1,902,160
Redemption fees	3,496	117
Proceeds from shares issued to holders in reinvestment of dividends	1,189,746	355,529
Cost of shares redeemed	(2,995,966)	(2,453,673)
Net decrease in net assets resulting from capital share transactions	(1,035,895)	(195,867)
TOTAL INCREASE (DECREASE) IN NET ASSETS:	(12,619,906)	10,787,318
NET ASSETS:
Beginning of year.	35,097,337	24,310,019
End of year	$ 22,477,431	$35,097,337

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Kinetics Spin-off and
	Corporate Restructuring Fund
	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	807	53
Shares issued in reinvestments of dividends and distributions	119	93
Shares redeemed	(5,100)	(984)
Net decrease in shares outstanding	(4,174)	(838)
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	30,875	200,315
Shares issued in reinvestments of dividends and distributions	26,905	7,225
Shares redeemed	(170,293)	(103,447)
Net increase (decrease) in shares outstanding	(112,513)	104,093
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	2	3,054
Shares issued in reinvestments of dividends and distributions	1,455	645
Shares redeemed	(19,975)	(22,530)
Net decrease in shares outstanding	(18,518)	(18,831)
CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	34,136	75,451
Shares issued in reinvestments of dividends and distributions	63,352	14,131
Shares redeemed	(143,469)	(104,583)
Net decrease in shares outstanding	(45,981)	(15,001)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements

December 31, 2023

1. Organization

Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Multi-Disciplinary Income Fund (“Multi-Disciplinary Income”) and The Kinetics Spin-off and Corporate Restructuring Fund (“Spin-off Fund”) (each, a “Fund” and collectively, the “Funds”). Investment operations of the Company began on October 21, 1996 (Internet), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), February 11, 2008 (Multi-Disciplinary Income) and May 4, 2007 (Spin-off Fund). The Spin-off Fund completed a plan of reorganization at the close of business on December 8, 2017 to begin operations under the Company. Prior to December 8, 2017, the Spin-off Fund was known as Horizon Spin-off and Corporate Restructuring Fund, a series of Investment Managers Series Trust. Each series, except the Spin-off Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series, the Internet Portfolio (“Internet Portfolio”), the Global Portfolio (“Global Portfolio”), the Paradigm Portfolio (“Paradigm Portfolio”), the Small Cap Opportunities Portfolio (“Small Cap Opportunities Portfolio”), the Market Opportunities Portfolio (“Market Opportunities Portfolio”) and the Multi-Disciplinary Income Portfolio (“Multi-Disciplinary Income Portfolio”) (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”). The Spin-off Fund does not invest all of its investable assets in a Master Portfolio and will directly acquire and manage its own portfolio of securities.

On April 28, 2000 (January 31, 2006, with respect to Market Opportunities, and February 11, 2008, with respect to Multi-Disciplinary Income), each series in the Company, except for the Spin-off Fund, entered into a master-feeder fund structure. By entering into this structure, each series, except for the Spin-off Fund, (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio may have multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of December 31, 2023, is as follows:

Interest in
Master Portfolio
The Internet Fund	99.974%
The Global Fund	99.917%
The Paradigm Fund	96.194%
The Small Cap Opportunities Fund	99.956%
The Market Opportunities Fund	99.965%
The Multi-Disciplinary Income Fund	98.398%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.

As of December 31, 2023, each of the Funds (other than the Multi-Disciplinary Income Fund) offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.

As of December 31, 2023, each of the Funds (other than the Multi-Disciplinary Income Fund) offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. If you sell your Advisor Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

As of December 31, 2023, each of the Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.

As of December 31, 2023, the Paradigm, Small Cap, Market Opportunities and Spin-off Funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

do not have 12b-1 fees or a sales charge. The Adviser has contractually agreed to waive the portion of the Institutional Class shareholder servicing fee in excess of 0.05%.

Each class of shares for each Feeder Fund and the Spin-off Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the front-end sales charge on the Advisor Class A shares, the contingent deferred sales charge on Class C, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund and the Spin-off Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

Refer to the Master Portfolios’ financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

2. Significant Accounting Policies

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value by the Adviser, as the Master Portfolios' and Spin-off Fund's Valuation Designee. In determining the fair value of a security, the Adviser, as Valuation Designee, shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

of a foreign security traded on other foreign markets. At December 31, 2023, 1.52%, 1.45%, 0.10% and 0.89% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio and The Market Opportunities Portfolio respectively, were fair valued securities. The Small Cap Opportunities Portfolio, Multi-Disciplinary Income Portfolio and Spin-off Fund did not hold any fair valued securities at December 31, 2023.

Bitcoin

The Master Portfolios and Spin-off Fund may invest in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Bitcoin Trust’s bitcoin investments. At December 31, 2023, 39.00%, 29.63%, 8.51%, 3.65%, 15.80% and 0.00% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Spin-off Fund, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non-qualifying income under Subchapter M of the Internal Revenue Code.

Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable, and

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers but they may charge significant fees for processing transactions.

As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and it’s Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.

Repurchase Agreements

Each Master Portfolio and the Spin-off Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolios and Spin-off Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio and Spin-off Fund in each repurchase

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio and Spin-off Fund may be delayed or limited.

Foreign Currency Translations

The books and records of the Master Portfolios and Spin-off Fund are maintained in U.S. dollars. For the Master Portfolios and Spin-off Fund, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios and Spin-off Fund do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios and Spin-off Fund do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities

The Master Portfolios and Spin-off Fund may invest in restricted securities. These securities are valued by the Master Portfolios and Spin-off Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios and Spin-off Fund have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolio and Spin-off Fund’s Adviser under the supervision of the Board of Trustees/Directors. At December 31, 2023, the following Master Portfolios and Spin-off Fund held securities restricted to institutional investors (144A securities).

	Market Value	Percentage of Net Assets
The Multi-Disciplinary Income Portfolio.	$11,471,758	93.07%

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition significantly changing the market value of the investment. At December 31, 2023, the following Master Portfolios and Spin-off Fund held illiquid securities.

	Market Value	Percentage of Net Assets
The Internet Portfolio	$2,896,327	1.52%
The Global Portfolio.	259,490	1.45%
The Paradigm Portfolio	762,700	0.10%
The Small Cap Opportunities Portfolio	—	0.00%
The Market Opportunities Portfolio	1,161,707	0.89%
The Multi-Disciplinary Income Portfolio.	—	0.00%
The Spin-off Fund.	—	0.00%

When-Issued Securities

The Master Portfolios and Spin-off Fund may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios and Spin-off Fund record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities.

Securities Lending

Each Master Portfolio and Spin-off Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 331/³% of the total assets of each Master Portfolio and Spin-off Fund (including any collateral posted) or 50% of the total assets of each Master Portfolio and Spin-off Fund (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios and Spin-off Fund receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation

Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

Federal Income Taxes

Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio via its investment in a Feeder Fund can satisfy the requirements of subchapter M of the Internal Revenue Code. It is intended that the Spin-off Fund will be managed to satisfy the requirements of subchapter M of the Internal Revenue Code.

The consolidated financial statements include the accounts of Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (“Cayman” or “Delaware”, respectively, or “Subsidiaries” for both). The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market Opportunities Portfolio. The investment of up to 25% of a Master Portfolio’s assets in the Subsidiaries is a structure that has been used by a number of Registered Investment Companies (“RICs”), avoiding bad income generation by indirectly making commodities-related investments. These investments would not generate qualifying income if they were made directly by the RIC. Under Treasury Regulations, income from a foreign subsidiary that is a CFC, such as the Subsidiaries, is qualifying income for a RIC for U.S. federal income tax purposes (1) to the extent the income is actually distributed by the CFC to the RIC each year and (2) even if not distributed currently, to the extent the income is derived with respect to the RIC’s business of investing in stock, securities or currencies. If the IRS were to determine that income derived from a Master Portfolio’s investment in its Subsidiaries do not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, then the corresponding Feeder Fund might cease to qualify as a RIC and could be required to reduce its exposure to such investments. In that event, a Feeder

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

Fund’s taxable income would be subject to tax at the Feeder Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a regulated investment company, the Feeder Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders.

Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and realized gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of December 31, 2023, open tax years include the tax years ended December 31, 2020 through December 31, 2023. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (”GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

Other

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

3. Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios and Spin-off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Multi-Disciplinary Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. Effective as of April 30, 2023, the Adviser has agreed to reduce the management fee for the Multi-Disciplinary Income Portfolio from 1.25% to 1.00% Additionally, effective as of April 30, 2023, the Adviser has agreed to waive 0.75% of the 1.00% management fee for the Multi-Disciplinary Income Portfolio through April 30, 2024. The Spin-off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate through at least April 30, 2024. The Adviser may discontinue the waiver/reimbursement at any time after April 30, 2024; these waivers/reimbursements are not subject to recapture. Operating expenses exclude brokerage commissions, borrowing costs on securities sold short, short dividends, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses. Below are operating expense limitations by each share class of each of the funds:

	The Internet	The Global
	Fund	Fund
No Load Class	1.75%	1.39%
Class A.	2.00%	1.64%
Class C	2.50%	2.14%

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

		The Small Cap
	The Paradigm	Opportunities
	Fund	Fund
No Load Class	1.64%	1.64%
Class A.	1.89%	1.89%
Class C	2.39%	2.39%
Institutional Class.	1.44%	1.44%

	The Market	The Multi-
	Opportunities	Disciplinary Income
	Fund	Fund
No Load Class	1.40%	0.74%(1)
Class A.	1.65%	N/A
Class C	2.15%	N/A
Institutional Class.	1.20%	N/A

The
Spin-off
Fund
No Load Class	1.45%
Class A.	1.50%
Class C	2.25%
Institutional Class.	1.25%

(1) Effective as of April 30, 2023, the Adviser has agreed to reduce the expense limit for the Multi-Disciplinary Income Portfolio from 1.49% to 0.74%.

For the year ended December 31, 2023, the rate earned by the Adviser from the Master Portfolios and Spin-off Fund and the waived fees/reimbursed expenses for the Funds are as follows:

	The Internet	The Global
	Fund	Fund
Annual Advisory Rate.	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$—	$178,171

		The Small Cap
	The Paradigm	Opportunities
	Fund	Fund
Annual Advisory Rate.	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$355,617	$261,281
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$351,214	$115,286

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

The Market The Multi-   Opportunities Disciplinary Income   Fund Fund Annual Advisory Rate. 1.25% 1.00%(1) Expenses Reimbursed by Adviser through     voluntary waiver $457,854 N/A Expenses Reimbursed by Adviser through     institutional class shareholder     servicing fee waiver $28,278 $81,659

The
Spin-off
Fund
Annual Advisory Rate.	1.00%
Expenses Reimbursed by Adviser through
voluntary waiver	$109,399
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$27,071

(1) Effective as of April 30, 2023, the Adviser has agreed to reduce the management fee for the Multi-Disciplinary Income Portfolio from 1.25% to 1.00%.

The Adviser receives the shareholder servicing fees from the No Load Class, Advisor Class A and Advisor Class C shares of a Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Funds’ average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Funds’ average daily net assets attributable to Institutional Class shares. At this time, the Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Fund’s average daily net assets attributable to Institutional Class shares until at least April 30, 2024 For the year ended December 31, 2023, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm, Small Cap, Market Opportunities, Multi-Disciplinary Income and Spin- off Funds.

Shareholder Servicing
Expenses for the
year ended
December 31, 2023
The Internet Fund.	$404,788
The Global Fund	60,455
The Paradigm Fund	1,941,999
The Small Cap Opportunities Fund	827,469
The Market Opportunities Fund	307,154
The Multi-Disciplinary Income Fund	33,641
The Spin-off Fund	54,561

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Funds.

For the year ended December 31, 2023, the Funds were allocated approximately $26,000 for the services of the Chief Compliance Officer employed by the Adviser.

The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (each a “12b-1 Plan”). One 12b-1 Plan is for Advisor Class A shares, while the other 12b-1 Plan is for Advisor Class C shares. Under the 12b-1 Plan for Advisor Class A shares, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the 12b-1 Plan. During the year ended December 31, 2023, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Small Cap, Market Opportunities, Multi-Disciplinary Income and Spin-off Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. Under the second 12b-1 Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares.

	12b-1 Expenses for
	the year ended
	December 31, 2023
	Advisor Class A	Advisor Class C
The Internet Fund.	$5,320	$10,113
The Global Fund	2,717	39,561
The Paradigm Fund	377,114	471,910
The Small Cap Opportunities Fund	44,639	72,588
The Market Opportunities Fund	20,153	79,297
The Spin-off Fund.	17,160	3,368

Kinetics Funds Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

Distributor Sales
Load Fees for the
year ended
December 31, 2023
The Internet Fund.	$ —
The Global Fund	—
The Paradigm Fund	6,833
The Small Cap Opportunities Fund	1,666
The Market Opportunities Fund	600
The Multi-Disciplinary Income Fund	—
The Spin-off Fund	71

4. Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2023, each Fund recorded the following reclassifications to the accounts listed below:

	INCREASE/(DECREASE)
	Accumulated
	Earnings
	(Deficit)	Paid In Capital
The Internet Fund	$ (585,647)	$ 585,647
The Global Fund.	(19,013)	19,013
The Paradigm Fund	(82,096)	82,096
The Small Cap Opportunities Fund	(1,776,673)	1,776,673
The Market Opportunities Fund	(53,828)	53,828
The Multi-Disciplinary Income Fund	—	—
The Spin-off Fund	(492,943)	492,943

5. Income Taxes

At December 31, 2023, the components of accumulated earnings (losses) on a tax basis were as follows:

				Small Cap
	Internet	Global	Paradigm	Opportunities
Net Unrealized Appreciation	$ 91,364,782	$ 8,755,115	$ 548,655,187	$142,774,604
Undistributed Ordinary Income	672,765	29,494	—	—
Undistributed Long-Term
Capital Gains	2,413,514	—	5,082,749	477,070
Total Distributable Earnings	$ 3,086,279	$ 29,494	$ 5,082,749	$ 477,070
Other Accumulated Loss	—	(235,583)	(1,059,699)	(1,737,431)
Total Accumulated Gain	$ 94,451,061	$ 8,549,026	$ 552,678,237	$141,514,243

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

		Multi-
	Market	Disciplinary	Spin-off
	Opportunities	Income	Fund
Net Unrealized Appreciation.	$ 72,069,603	$ 37,038	$ 15,244,261
Undistributed Ordinary Income.	62,311	32,699	45,043
Undistributed Long-Term
Capital Gains	—	—	82,364
Total Distributable Earnings	$ 62,311	$ 32,699	$ 127,407
Other Accumulated Loss	(505,741)	(5,463,504)	(4)
Total Accumulated Gain (Loss)	$ 71,626,173	$ (5,393,767)	$ 15,371,664

At December 31, 2023, the Funds had no accumulated net realized capital loss carryforwards that will expire in 2024.

At December 31, 2023, the Funds had the following short-term and long-term capital loss carryforwards without expiration.

	Capital Loss Carryforward
	Short-Term	Long-Term	Total
The Internet Fund	$ —	$ —	$ —
The Global Fund	226,899	—	226,899
The Paradigm Fund	—	—	—
The Small Cap Opportunities Fund	—	—	—
The Market Opportunities Fund.	494,017	—	494,017
The Multi-Disciplinary Income Fund	13,004	5,450,500	5,463,504
The Spin-off Fund	—	—	—

For the year ended December 31, 2023, the following Funds utilized capital losses.

Capital Losses Utilized

The Internet Fund	$ —
The Global Fund	—
The Paradigm Fund	—
The Small Cap Opportunities Fund	6,462,535
The Market Opportunities Fund.	—
The Multi-Disciplinary Income Fund	—
The Spin-off Fund	—

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

At December 31, 2023, the following Funds deferred, on a tax basis, post-October losses:

Post-October
Capital / Late
Year Loss
Deferral
The Internet Fund.	$ —
The Global Fund	—
The Paradigm Fund	1,059,699
The Small Cap Opportunities Fund	1,737,431
The Market Opportunities Fund	—
The Multi-Disciplinary Income Fund	—
The Spin-off Fund.	—

The tax components of dividends paid during the year ended December 31, 2023 and the year ended December 31, 2022, are:

	The Internet Fund		The Global Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2023	$ —	$ 1,427,746	$ 414,068	$ —
2022	$ —	$ 1,242,996	$ —	$ 422,672

The Small Cap
	The Paradigm Fund		Opportunities Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2023	$ —	$ 42,175,561	$ —	$ 18,761,922
2022	$ —	$ 21,981,182	$ —	$ —

	The Market		The Multi-Disciplinary
	Opportunities Fund		Income Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2023	$ 1,078,615	$ —	$ 670,836	$ —
2022	$ 49,925	$ 1,845,792	$ 388,532	$ —

The Spin-off Fund
	Ordinary	Long-Term
	Income	Capital Gains
	Distribution	Distribution
2023	$ 89,721	$ 1,939,988
2022	$ 32,300	$ 606,869

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

Each Feeder Fund and the Spin-off Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Feeder Funds and the Spin-off Fund related to net capital gain to zero for the tax year ended December 31, 2023.

6. Securities Transactions, Tax Cost and Significant Investments – The Spin-off Fund

Purchases and sales of investment securities, other than short-term investments and short-term options, for the year ended December 31, 2023, were as follows for the Spin-off Fund:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
The Spin-off Fund	$—	$128,981	$—	$4,425,684

As of December 31, 2023, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows for the Spin-off Fund:

The Spin-off Fund
Tax Cost of Investments	$ 4,151,636
Unrealized Appreciation	15,611,217
Unrealized Depreciation	(366,956)
Net Unrealized Appreciation.	$ 15,244,261

Significant Investments

The Spin-off Fund may invest a greater percentage of its assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) exposes the fund to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At December 31, 2023, Spin-off Fund invested approximately 74% of its net assets in individual securities greater than 5% of net assets. See the Schedule of Investments for further details.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

Holding a large concentration in a single security or issuer may expose the fund to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the fund’s performance. At December 31, 2023, the Spin-off Fund holds 60% of its net assets in Texas Pacific Land Corp. Because a large portion of its revenue is derived from oil and gas royalties, the performance of the Spin-off Fund could be adversely affected if the underlying markets for oil or gas were to decline, thereby having a more significant impact on the Spin-off Fund given the concentration in this holding.

7. Summary of Fair Value Exposure – Spin-off Fund

Various inputs are used in determining the value of the Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value The Spin-off Fund’s net assets as of December 31, 2023:

The Kinetics Spin-off and Corporate Restructuring Fund

The following is a summary of the inputs used to value The Kinetics Spin-off and Corporate Restructuring Fund's net assets as of December 31, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$18,834,104	$191,450	$ —	$19,025,554
Unit Investment Trust	623	—	—	623
Closed-End Funds	369,720	—	—	369,720
Total Investments in Securities	$19,204,447	$ 191,450	$ —	$19,395,897

As of December 31, 2023, there were no investments in Level 3 securities.

During the period ended December 31, 2023, there were no transfers into or out of Level 3.

^ See Schedule of Investments for breakout of investments by industry classification.

8. Investment Adviser

The Spin-off Fund entered into Investment Advisory Agreements (the “Agreement”) with the Adviser, with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Spin-off Fund. The Adviser is a wholly- owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreement, the Spin-off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Spin-off Fund’s average daily net assets. For the year ended December 31, 2023, Spin-off Fund incurred $254,340 in expenses pursuant to the Agreement.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

9. Subsequent Events

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or translations that occurred during the year that materially impacted the amounts or disclosures in the Funds’ financial statements.

10. Tax Information (Unaudited)

For the fiscal year ended December 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

The Internet Fund	0.00%	The Market Opportunities Fund	53.14%
The Global Fund	0.00%	The Multi-Disciplinary Income Fund	20.54%
The Paradigm Fund	0.00%	The Spin-off Fund	100.00%
The Small Cap Opportunities Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2023 was as follows:

The Internet Fund	0.00%	The Market Opportunities Fund	48.91%
The Global Fund	10.73%	The Multi-Disciplinary Income Fund	0.00%
The Paradigm Fund	0.00%	The Spin-off Fund	100.00%
The Small Cap Opportunities Fund	0.00%

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for the year ended December 31, 2023 was as follows:

The Internet Fund	0.00%	The Market Opportunities Fund	46.86%
The Global Fund	78.21%	The Multi-Disciplinary Income Fund	58.98%
The Paradigm Fund	0.00%	The Spin-off Fund	0.00%
The Small Cap Opportunities Fund	0.00%

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended December 31, 2023 was as follows.

The Internet Fund	0.00%	The Market Opportunities Fund	0.00%
The Global Fund	0.00%	The Multi-Disciplinary Income Fund	0.00%
The Paradigm Fund	0.00%	The Spin-off Fund	0.00%
The Small Cap Opportunities Fund	0.00%

The percentage of taxable income distributions that are designated as ordinary and long-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended December 31, 2023 was as follows.

	Ordinary	Long-Term
The Internet Fund	0.00%	100.00%
The Global Fund	100.00%	0.00%
The Paradigm Fund	0.00%	100.00%
The Small Cap Opportunities Fund	0.00%	100.00%
The Market Opportunities Fund	100.00%	0.00%
The Multi-Disciplinary Income Fund	100.00%	0.00%
The Spin-off Fund	4.42%	95.58%

11. Recent Accounting Pronouncements

Reference Rate Reform

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

Other Regulatory Matters

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted final rule and form amendments relating to tailored shareholder reports for mutual funds and exchange-traded funds; fee information in investment company advertisements. The rule and form amendments will, among other

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

December 31, 2023

things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

12. Information about Proxy Voting (Unaudited)

Information regarding how the Spin-off Fund, the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Company’s website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Spin-off Fund, the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

13. Information about the Portfolio Holdings (Unaudited)

The Spin-off Fund and Feeder Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Spin-off Fund’s and Feeder Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights

		The Internet Fund
			No Load Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period.	$ 45.53	$ 60.64	$ 53.01	$ 33.89	$ 27.19
Income from Investment Operations:
Net investment income (loss)(2)	0.40	(0.30)	(0.83)	(0.29)	(0.25)
Net realized and unrealized gain (loss)
on investments.	13.14	(14.44)	8.93	19.41	7.44
Total from Investment Operations.	13.54	(14.74)	8.10	19.12	7.19
Redemption Fees.	0.01	0.01	0.05	0.00(3)	0.00(3)
Less Distributions:
From net realized gains	(0.44)	(0.38)	(0.52)	—	(0.49)
Total Distributions	(0.44)	(0.38)	(0.52)	—	(0.49)
Net Asset Value, End of Year	$ 58.64	$ 45.53	$ 60.64	$ 53.01	$ 33.89
Total return	29.76%	(24.28)%	15.35%	56.42%	26.45%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$185,790	$ 144,397	$226,228	$169,374	$115,351
Ratio of operating expenses to average
net assets:(4)	1.75%	1.77%	1.71%	1.82%	1.84%
Ratio of net investment income (loss) to
average net assets:	0.83%	(0.60)%	(1.29)%	(0.80)%	(0.76)%
Portfolio turnover rate(5)	19%	19%	4%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Internet Fund
		Advisor Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$ 41.31	$ 55.20	$ 48.42	$ 31.03	$ 25.00
Income from Investment Operations:
Net investment income (loss)(2)	0.26	(0.39)	(0.91)	(0.35)	(0.31)
Net realized and unrealized gain (loss)
on investments.	11.89	(13.13)	8.17	17.74	6.83
Total from Investment Operations.	12.15	(13.52)	7.26	17.39	6.52
Redemption Fees.	0.01	0.01	0.04	0.00(6)	—
Less Distributions:
From net realized gains	(0.44)	(0.38)	(0.52)	—	(0.49)
Total Distributions	(0.44)	(0.38)	(0.52)	—	(0.49)
Net Asset Value, End of Year	$ 53.03	$ 41.31	$ 55.20	$ 48.42	$ 31.03
Total return	29.43%	(24.47)%	15.06%	56.04%	26.08%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$ 2,337	$ 2,302	$ 5,620	$ 2,864	$ 2,296
Ratio of operating expenses to average
net assets:(4)	2.00%	2.02%	1.96%	2.07%	2.09%
Ratio of net investment income (loss) to
average net assets:	0.58%	(0.85)%	(1.54)%	(1.05)%	(1.01)%
Portfolio turnover rate(5)	19%	19%	4%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion. (5) Portfolio turnover of The Internet Portfolio.
(6)	Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Internet Fund
			Advisor Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$ 34.07	$ 45.86	$40.49	$26.08	$21.18
Income from Investment Operations:
Net investment income (loss)(2)	0.03	(0.51)	(1.00)	(0.43)	(0.39)
Net realized and unrealized gain (loss)
on investments	9.79	(10.90)	6.85	14.84	5.78
Total from Investment Operations.	9.82	(11.41)	5.85	14.41	5.39
Redemption Fees	0.00(5)	0.00(5)	0.04	0.00(5)	—
Less Distributions:
From net realized gains.	(0.44)	(0.38)	(0.52)	—	(0.49)
Total Distributions	(0.44)	(0.38)	(0.52)	—	(0.49)
Net Asset Value, End of Year	$ 43.45	$ 34.07	$ 45.86	$ 40.49	$26.08
Total return	28.82%	(24.87)%	14.52%	55.25%	25.45%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$ 1,896	$ 1,247	$1,893	$1,560	$ 943
Ratio of operating expenses to average
net assets:(3)	2.50%	2.52%	2.46%	2.57%	2.59%
Ratio of net investment income (loss) to
average net assets:	0.08%	(1.35)%	(2.04)%	(1.55)%	(1.51)%
Portfolio turnover rate(4)	19%	19%	4%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Internet Portfolio.
(5)	Amount calculated is less than $0.005.
The	accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Global Fund
			No Load Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$ 8.60	$ 9.33	$ 8.30	$ 6.64	$ 5.46
Income from Investment Operations:
Net investment income (loss)(2)	0.15	0.02	(0.09)	(0.03)	(0.00)(3)
Net realized and unrealized gain (loss)
on investments	0.87	(0.62)	1.43	1.69	1.18
Total from Investment Operations.	1.02	(0.60)	1.34	1.66	1.18
Redemption Fees	0.00(3)	0.00(3)	0.01	0.00(3)	0.00(3)
Less Distributions:
From net investment income.	(0.23)	—	(0.29)	—	—
From net realized gains.	—	(0.13)	(0.03)	—	—
Total Distributions	(0.23)	(0.13)	(0.32)	—	—
Net Asset Value, End of Year	$ 9.39	$ 8.60	$ 9.33	$ 8.30	$ 6.64
Total return	11.89%	(6.46)%	16.32%	25.00%	21.61%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$11,857	$21,052	$19,128	$13,904	$ 8,115
Ratio of operating expenses to average
net assets:
Before expense reimbursement.	2.13%	2.07%	2.08%	2.45%	2.53%
After expense reimbursement(4)	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to
average net assets:	1.81%	0.25%	(0.90)%	(0.46)%	0.01%
Portfolio turnover rate(5)	16%	57%	7%	8%	5%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Global Fund
			Advisor Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$ 8.55	$ 9.31	$ 8.23	$ 6.60	$ 5.45
Income from Investment Operations:
Net investment income (loss)(2)	0.13	0.00	(0.11)	(0.05)	(0.02)
Net realized and unrealized gain (loss)
on investments	0.88	(0.63)	1.44	1.68	1.17
Total from Investment Operations.	1.01	(0.63)	1.33	1.63	1.15
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income.	(0.23)	—	(0.22)	—	—
From net realized gains.	—	(0.13)	(0.03)	—	—
Total Distributions	(0.23)	(0.13)	(0.25)	—	—
Net Asset Value, End of Year	$ 9.33	$ 8.55	$ 9.31	$ 8.23	$ 6.60
Total return	11.82%	(6.79)%	16.16%	24.70%	21.10%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$ 1,335	$ 840	$ 595	$ 574	$ 1,331
Ratio of operating expenses to average
net assets:
Before expense reimbursement.	2.38%	2.32%	2.33%	2.70%	2.78%
After expense reimbursement(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to
average net assets:	1.56%	0%	(1.15)%	(0.71)%	(0.24)%
Portfolio turnover rate(6)	16%	57%	7%	8%	5%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Global Fund
			Advisor Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$ 7.89	$ 8.64	$ 7.67	$ 6.18	$ 5.12
Income from Investment Operations:
Net investment income (loss)(2)	0.08	(0.04)	(0.15)	(0.07)	(0.04)
Net realized and unrealized gain (loss)
on investments	0.80	(0.58)	1.33	1.56	1.10
Total from Investment Operations.	0.88	(0.62)	1.18	1.49	1.06
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	—
Less Distributions:
From net investment income.	(0.17)	—	(0.18)	—	—
From net realized gains.	—	(0.13)	(0.03)	—	—
Total Distributions	(0.17)	(0.13)	(0.21)	—	—
Net Asset Value, End of Year	$ 8.60	$ 7.89	$ 8.64	$ 7.67	$ 6.18
Total return	11.18%	(7.21)%	15.44%	24.11%	20.70%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$ 4,732	$ 6,574	$7,439	$5,982	$ 4,969
Ratio of operating expenses to average
net assets:
Before expense reimbursement.	2.88%	2.82%	2.83%	3.20%	3.28%
After expense reimbursement(4)	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income (loss) to
average net assets:	1.06%	(0.50)%	(1.65)%	(1.21)%	(0.74)%
Portfolio turnover rate(5)	16%	57%	7%	8%	5%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Paradigm Fund
			No Load Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$ 92.91	$ 73.37	$ 53.99	$ 53.38	$ 41.32
Income from Investment Operations:
Net investment income (loss)(2)	(0.39)	(0.13)	(0.67)	0.19	(0.36)
Net realized and unrealized gain (loss) on
investments	(15.26)	21.52	21.26	1.59	12.96
Total from Investment Operations.	(15.65)	21.39	20.59	1.78	12.60
Redemption Fees.	0.00(3)	0.01	0.01	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	(0.01)	—	(0.18)	(0.01)
From net realized gains	(4.13)	(1.85)	(1.22)	(0.99)	(0.53)
Total Distributions	(4.13)	(1.86)	(1.22)	(1.17)	(0.54)
Net Asset Value, End of Year	$ 73.13	$ 92.91	$ 73.37	$ 53.99	$ 53.38
Total return	(16.89)%	29.17%	38.15%	3.32%	30.48%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$338,263	$ 517,268	$368,383	$274,876	$348,402
Ratio of operating expenses to average
net assets:
Before expense reimbursement	1.68%	1.67%	1.68%	1.72%	1.72%
After expense reimbursement(4)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average
net assets:	(0.51)%	(0.16)%	(0.88)%	0.42%	(0.72)%
Portfolio turnover rate(5)	0%	0%	1%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Paradigm Fund
		Advisor Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$ 88.90	$ 70.44	$ 51.99	$ 51.47	$ 39.95
Income from Investment Operations:
Net investment income (loss)(2)	(0.56)	(0.31)	(0.83)	0.07	(0.47)
Net realized and unrealized gain (loss)
on investments	(14.60)	20.62	20.49	1.51	12.52
Total from Investment Operations.	(15.16)	20.31	19.66	1.58	12.05
Redemption Fees.	0.00(3)	0.00(3)	0.01	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	—	—	(0.07)	—
From net realized gains	(4.13)	(1.85)	(1.22)	(0.99)	(0.53)
Total Distributions	(4.13)	(1.85)	(1.22)	(1.06)	(0.53)
Net Asset Value, End of Year	$ 69.61	$ 88.90	$ 70.44	$ 51.99	$ 51.47
Total return	(17.10)%	28.86%	37.81%	3.05%	30.15%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$143,676	$ 188,033	$ 155,850	$ 94,179	$ 115,580
Ratio of operating expenses to average
net assets:
Before expense reimbursement	1.93%	1.92%	1.93%	1.97%	1.97%
After expense reimbursement(5)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss) to average
net assets:	(0.76)%	(0.41)%	(1.13)%	0.17%	(0.97)%
Portfolio turnover rate(6)	0%	0%	1%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Paradigm Fund
			Advisor Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$ 80.56	$ 64.28	$ 47.77	$ 47.54	$ 37.12
Income from Investment Operations:
Net investment loss(2)	(0.83)	(0.63)	(1.08)	(0.14)	(0.66)
Net realized and unrealized gain (loss) on
investments	(13.24)	18.76	18.80	1.36	11.61
Total from Investment Operations.	(14.07)	18.13	17.72	1.22	10.95
Redemption Fees.	0.00(3)	0.00(3)	0.01	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	—	—	—	—
From net realized gains	(4.13)	(1.85)	(1.22)	(0.99)	(0.53)
Total Distributions	(4.13)	(1.85)	(1.22)	(0.99)	(0.53)
Net Asset Value, End of Year	$ 62.36	$ 80.56	$ 64.28	$ 47.77	$ 47.54
Total return	(17.52)%	28.22%	37.11%	2.56%	29.49%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$57,370	$ 84,135	$ 71,947	$ 84,597	$113,300
Ratio of operating expenses to average
net assets:
Before expense reimbursement	2.43%	2.42%	2.43%	2.47%	2.47%
After expense reimbursement(4)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets:	(1.26)%	(0.91)%	(1.63)%	(0.33)%	(1.47)%
Portfolio turnover rate(5)	0%	0%	1%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Paradigm Fund
		Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$ 93.89	$ 74.09	$ 54.51	$ 53.87	$ 41.69
Income from Investment Operations:
Net investment income (loss)(2)	(0.24)	0.03	(0.52)	0.28	(0.26)
Net realized and unrealized gain (loss)
on investments	(15.42)	21.77	21.47	1.64	13.08
Total from Investment Operations.	(15.66)	21.80	20.95	1.92	12.82
Redemption Fees.	0.00(3)	0.00(3)	0.01	0.00	0.00
Less Distributions:
From net investment income	—	(0.15)	(0.16)	(0.29)	(0.11)
From net realized gains	(4.13)	(1.85)	(1.22)	(0.99)	(0.53)
Total Distributions	(4.13)	(2.00)	(1.38)	(1.28)	(0.64)
Net Asset Value, End of Year	$ 74.10	$ 93.89	$ 74.09	$ 54.51	$ 53.87
Total return	(16.73)%	29.43%	38.44%	3.55%	30.75%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$222,295	$ 288,387	$229,996	$184,693	$202,378
Ratio of operating expenses to average
net assets:
Before expense reimbursement	1.63%	1.62%	1.63%	1.67%	1.67%
After expense reimbursement(4)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average
net assets:	(0.31)%	0.04%	(0.68)%	0.62%	(0.51)%
Portfolio turnover rate(5)	0%	0%	1%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Small Cap Opportunities Fund
			No Load Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$ 130.35	$ 98.78	$ 66.81	$ 65.31	$ 51.40
Income from Investment Operations:
Net investment income (loss)(2)	0.25	0.07	(0.91)	0.43	(0.29)
Net realized and unrealized gain (loss)
on investments	(19.35)	31.47	34.48	1.07	14.20
Total from Investment Operations.	(19.10)	31.54	33.57	1.50	13.91
Redemption Fees.	0.02	0.03	0.05	0.00(3)	0.00(3)
Less Distributions:
From net investment income	(1.30)	—	(1.65)	—	—
From net realized gains	(5.70)
Total Distributions	(7.00)	—	(1.65)	—	—
Net Asset Value, End of Year	$ 104.27	$ 130.35	$ 98.78	$ 66.81	$ 65.31
Total return	(14.69)%	31.96%	50.33%	2.30%	27.06%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$204,889	$ 327,093	$195,631	$126,350	$180,575
Ratio of operating expenses to average
net assets:
Before expense reimbursement	1.72%	1.69%	1.70%	1.78%	1.75%
After expense reimbursement(4)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average
net assets:	0.22%	0.07%	(0.93)%	0.78%	(0.48)%
Portfolio turnover rate(5)	2%	6%	3%	0%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Small Cap Opportunities Fund
		Advisor Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$125.37	$ 95.24	$ 64.41	$63.12	$ 49.81
Income from Investment Operations:
Net investment income (loss)(2)	(0.03)	(0.20)	(1.12)	0.28	(0.43)
Net realized and unrealized gain (loss)
on investments	(18.61)	30.30	33.24	1.01	13.74
Total from Investment Operations.	(18.64)	30.10	32.12	1.29	13.31
Redemption Fees.	0.02	0.03	0.05	0.00(3)	0.00(3)
Less Distributions:
From net investment income	(1.02)	—	(1.34)	—	—
From net realized gains	(5.70)
Total Distributions	(6.72)	—	(1.34)	—	—
Net Asset Value, End of Year	$100.03	$125.37	$ 95.24	$64.41	$ 63.12
Total return	(14.91)%	31.64%	49.94%	2.04%	26.72%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$15,685	$23,920	$14,755	$8,172	$11,986
Ratio of operating expenses to average
net assets:
Before expense reimbursement	1.97%	1.94%	1.95%	2.03%	2.00%
After expense reimbursement(5)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss) to average
net assets:	(0.03)%	(0.18)%	(1.18)%	0.53%	(0.73)%
Portfolio turnover rate(6)	2%	6%	3%	0%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Small Cap Opportunities Fund
			Advisor Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$118.14	$ 90.20	$60.85	$59.93	$ 47.53
Income from Investment Operations:
Net investment income (loss)(2)	(0.53)	(0.69)	(1.49)	0.02	(0.69)
Net realized and unrealized gain (loss)
on investments	(17.53)	28.60	31.38	0.90	13.09
Total from Investment Operations.	(18.06)	27.91	29.89	0.92	12.40
Redemption Fees	0.02	0.03	0.05	0.00(3)	—
Less Distributions:
From net investment income.	(0.47)	—	(0.59)	—	—
From net realized gains.	(5.70)
Total Distributions	(6.17)	—	(0.59)	—	—
Net Asset Value, End of Year	$ 93.93	$118.14	$90.20	$60.85	$ 59.93
Total return	(15.32)%	30.98%	49.20%	1.53%	26.09%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$ 8,396	$12,234	$9,219	$8,684	$10,544
Ratio of operating expenses to average
net assets:
Before expense reimbursement.	2.46%	2.44%	2.45%	2.53%	2.50%
After expense reimbursement(4)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment income (loss) to average
net assets:	(0.53)%	(0.68)%	(1.68)%	0.03%	(1.23)%
Portfolio turnover rate(5)	2%	6%	3%	0%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Small Cap Opportunities Fund
		Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$133.32	$100.83	$ 68.25	$ 66.58	$ 52.30
Income from Investment Operations:
Net investment income (loss)(2)	0.48	0.31	(0.73)	0.55	(0.17)
Net realized and unrealized gain (loss)
on investments	(19.78)	32.14	35.22	1.12	14.45
Total from Investment Operations.	(19.30)	32.45	34.49	1.67	14.28
Redemption Fees	0.02	0.04	0.06	0.00(3)	0.00(3)
Less Distributions:
From net investment income.	(1.56)	—	(1.97)	—	—
From net realized gains.	(5.70)
Total Distributions	(7.26)	—	(1.97)	—	—
Net Asset Value, End of Year	$106.78	$133.32	$100.83	$ 68.25	$ 66.58
Total return	(14.52)%	32.22%	50.62%	2.51%	27.30%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$55,494	$95,963	$49,484	$35,118	$66,459
Ratio of operating expenses to average
net assets:
Before expense reimbursement.	1.67%	1.64%	1.65%	1.73%	1.70%
After expense reimbursement(4)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average
net assets:	0.42%	0.27%	(0.73)%	0.98%	(0.28)%
Portfolio turnover rate(5)	2%	6%	3%	0%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Market Opportunities Fund
			No Load Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$ 45.55	$ 40.16	$ 31.85	$ 26.71	$ 21.83
Income from Investment Operations:
Net investment income (loss)(2)	0.36	0.07	(0.33)	0.10	(0.00)(3)
Net realized and unrealized gain (loss)
on investments	(3.70)	5.94	9.25	5.12	4.97
Total from Investment Operations.	(3.34)	6.01	8.92	5.22	4.97
Redemption Fees	0.00(3)	0.00(3)	0.02	0.00(3)	0.00(3)
Less Distributions:
From net investment income.	(0.36)	(0.02)	(0.59)	(0.08)	(0.09)
From net realized gains.	—	(0.60)	(0.04)	—	—
Total Distributions	(0.36)	(0.62)	(0.63)	(0.08)	(0.09)
Net Asset Value, End of Year	$ 41.85	$ 45.55	$ 40.16	$ 31.85	$ 26.71
Total return	(7.33)%	14.98%	28.04%	19.55%	22.76%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$92,117	$96,190	$86,943	$66,570	$56,987
Ratio of operating expenses to average
net assets:
Before expense reimbursement.	1.76%	1.76%	1.75%	1.85%	1.84%
After expense reimbursement(4)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average
net assets:	0.90%	0.18%	(0.79)%	0.40%	(0.01)%
Portfolio turnover rate(5)	5%	13%	2%	2%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Market Opportunities Fund
			Advisor Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$ 44.81	$ 39.54	$31.36	$26.29	$21.49
Income from Investment Operations:
Net investment income (loss)(2)	0.26	(0.03)	(0.43)	0.04	(0.07)
Net realized and unrealized gain (loss)
on investments	(3.65)	5.83	9.10	5.04	4.89
Total from Investment Operations.	(3.39)	5.80	8.67	5.08	4.82
Redemption Fees	0.00(3)	0.00(3)	0.02	0.00(3)	—
Less Distributions:
From net investment income.	(0.28)	—	(0.47)	(0.01)	(0.02)
From net realized gains.	—	(0.53)	(0.04)	—	—
Total Distributions	(0.28)	(0.53)	(0.51)	(0.01)	(0.02)
Net Asset Value, End of Year	$ 41.14	$ 44.81	$39.54	$31.36	$ 26.29
Total return	(7.56)%	14.69%	27.70%	19.31%	22.42%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$ 9,238	$ 9,794	$8,786	$6,442	$ 6,868
Ratio of operating expenses to average
net assets:
Before expense reimbursement.	2.01%	2.01%	2.00%	2.10%	2.09%
After expense reimbursement(5)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average
net assets:	0.65%	(0.07)%	(1.04)%	0.15%	(0.26)%
Portfolio turnover rate(6)	5%	13%	2%	2%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Market Opportunities Fund
		Advisor Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$ 42.51	$ 37.72	$ 29.79	$25.10	$ 20.61
Income from Investment Operations:
Net investment income (loss)(2)	0.06	(0.22)	(0.60)	(0.08)	(0.18)
Net realized and unrealized gain (loss)
on investments	(3.46)	5.54	8.65	4.77	4.67
Total from Investment Operations.	(3.40)	5.32	8.05	4.69	4.49
Redemption Fees	0.00(5)	0.00(5)	0.02	0.00(5)	—
Less Distributions:
From net investment income.	(0.05)	—	(0.10)	—	—
From net realized gains.	—	(0.53)	(0.04)	—	—
Total Distributions	(0.05)	(0.53)	(0.14)	—	—
Net Asset Value, End of Year	$ 39.06	$ 42.51	$ 37.72	$29.79	$ 25.10
Total return	(8.01)%	14.12%	27.06%	18.69%	21.79%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$ 9,871	$12,610	$11,087	$9,392	$10,051
Ratio of operating expenses to average
net assets:
Before expense reimbursement.	2.51%	2.51%	2.50%	2.60%	2.59%
After expense reimbursement(3)	2.15%	2.15%	2.15%	2.15%	2.15%
Ratio of net investment income (loss) to average
net assets:	0.15%	(0.57)%	(1.54)%	(0.35)%	(0.76)%
Portfolio turnover rate(4)	5%	13%	2%	2%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Market Opportunities Portfolio.
(5)	Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Market Opportunities Fund
		Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$ 46.29	$ 40.79	$ 32.34	$27.11	$ 22.16
Income from Investment Operations:
Net investment income (loss)(2)	0.45	0.16	(0.25)	0.15	0.05
Net realized and unrealized gain (loss)
on investments	(3.76)	6.04	9.39	5.22	5.04
Total from Investment Operations.	(3.31)	6.20	9.14	5.37	5.09
Redemption Fees	0.00(3)	0.00(3)	0.02	—	0.00(3)
Less Distributions:
From net investment income.	(0.44)	(0.03)	(0.67)	(0.14)	(0.14)
From net realized gains.	—	(0.67)	(0.04)	—	—
Total Distributions	(0.44)	(0.70)	(0.71)	(0.14)	(0.14)
Net Asset Value, End of Year	$ 42.54	$ 46.29	$ 40.79	$32.34	$ 27.11
Total return	(7.14)%	15.21%	28.31%	19.79%	22.98%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$19,964	$21,577	$22,655	$14,260	$12,534
Ratio of operating expenses to average
net assets:
Before expense reimbursement.	1.71%	1.71%	1.70%	1.80%	1.79%
After expense reimbursement(3)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average
net assets:	1.10%	0.38%	(0.59)%	0.60%	0.19%
Portfolio turnover rate(4)	5%	13%	2%	2%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Multi-Disciplinary Income Fund
			No Load Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$ 9.94	$ 10.40	$ 10.45	$10.95	$ 10.46
Income from Investment Operations:
Net investment income(2)	0.49	0.21	0.18	0.33	0.45
Net realized and unrealized gain (loss) on
investments	0.01	(0.45)	(0.07)	(0.50)	0.49
Total from Investment Operations.	0.50	(0.24)	0.11	(0.17)	0.94
Redemption Fees	0.00(3)	0.00(3)	0.01	0.00(3)	0.00(3)
Less Distributions:
From net investment income.	(0.52)	(0.22)	(0.17)	(0.33)	(0.45)
Total Distributions	(0.52)	(0.22)	(0.17)	(0.33)	(0.45)
Net Asset Value, End of Year	$ 9.92	$ 9.94	$ 10.40	$10.45	$ 10.95
Total return	5.15%	(2.30)%	1.18%	(1.38)%	9.08%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$12,121	$16,325	$ 3,202	$3,698	$ 6,025
Ratio of operating expenses to average
net assets:
Before expense reimbursement	1.64%	2.30%	2.10%	2.13%	2.04%
After expense reimbursement(4)	1.03%(8)	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average
net assets:	4.94%	2.06%	1.72%	3.14%	4.10%
Portfolio turnover rate(5)	37%	0%	0%	0%	0%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.
(8)	Effective as of April 30, 2023, the Adviser has agreed to reduce the expense limitation for the Multi-Disciplinary Income Fund from 1.49% to 0.74%.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

Financial Highlights — (Continued)

		The Spin-off Fund
			No Load Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$ 26.33	$ 19.20	$13.45	$12.83	$ 9.77
Income from Investment Operations:
Net investment income (loss)(2)	0.03	0.08	(0.11)	0.10	(0.00)(3)
Net realized and unrealized gain (loss)
on investments	(5.17)	7.49	5.88	0.60	3.06
Total from Investment Operations.	(5.14)	7.57	5.77	0.70	3.06
Redemption Fees	0.01	0.00(3)	0.00(3)	—	—
Less Distributions:
From net investment income.	(0.03)	—	(0.02)	(0.08)	—
From net realized gains.	(1.71)	(0.44)	—	—	—
Total Distributions	(1.74)	(0.44)	(0.02)	(0.08)	—
Net Asset Value, End of Year	$ 19.46	$ 26.33	$19.20	$13.45	$12.83
Total return	(19.59)%	39.43%	42.90%	5.44%	31.32%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$ 29	$ 149	$ 125	$ 18	$ 60
Ratio of operating expenses to average
net assets:
Before expense reimbursement.	1.83%	1.79%	1.84%	2.17%	1.96%
After expense reimbursement(6)	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment income (loss) to average
net assets:	0.15%	0.36%	(0.57)%	0.92%	(0.04)%
Portfolio turnover rate	1%	4%	1%	0%	2%

^ Commencement of operations.

(1) Information presented relates to a share of capital stock outstanding for each Year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.

(3) Amount calculated is less than $0.005.

(6) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

Financial Highlights — (Continued)

		The Spin-off Fund
			Advisor Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$ 25.05	$ 18.28	$12.82	$12.25	$ 9.33
Income from Investment Operations:
Net investment income (loss)(2)	0.02	0.06	(0.12)	0.09	(0.01)
Net realized and unrealized gain (loss)
on investments	(4.91)	7.15	5.60	0.55	2.93
Total from Investment Operations.	(4.89)	7.21	5.48	0.64	2.92
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	—	—
Less Distributions:
From net investment income.	(0.03)	—	(0.02)	(0.07)	—
From net realized gains.	(1.71)	(0.44)	—	—	—
Total Distributions	(1.74)	(0.44)	(0.02)	(0.07)	—
Net Asset Value, End of Year	$ 18.42	$ 25.05	$18.28	$12.82	$12.25
Total return	(19.63)%	39.45%	42.75%	5.21%	31.30%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$ 5,758	$10,649	$5,869	$2,521	$3,574
Ratio of operating expenses to average
net assets:
Before expense reimbursement.	2.08%	2.04%	2.09%	2.41%	2.21%
After expense reimbursement(7)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to
average net assets:	0.09%	0.30%	(0.62)%	0.87%	(0.09)%
Portfolio turnover rate	1%	4%	1%	0%	2%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

Financial Highlights — (Continued)

		The Spin-off Fund
			Advisor Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$ 23.01	$ 16.95	$11.98	$11.47	$ 8.80
Income from Investment Operations:
Net investment income (loss)(2)	(0.13)	(0.08)	(0.23)	0.01	(0.09)
Net realized and unrealized gain (loss)
on investments	(4.50)	6.58	5.23	0.50	2.76
Total from Investment Operations.	(4.63)	6.50	5.00	0.51	2.67
Redemption Fees	0.00(6)	0.00(6)	0.00(6)	—	—
Less Distributions:
From net investment income.	(0.03)	—	(0.03)	(0.00)(6)	—
From net realized gains.	(1.71)	(0.44)	—	—	—
Total Distributions	(1.74)	(0.44)	(0.03)	(0.00)(6)	—
Net Asset Value, End of Year	$ 16.64	$ 23.01	$16.95	$11.98	$11.47
Total return	(20.24)%	38.36%	41.73%	4.47%	30.34%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$ 301	$ 842	$ 940	$2,611	$4,064
Ratio of operating expenses to average
net assets:
Before expense reimbursement.	2.58%	2.54%	2.59%	2.91%	2.71%
After expense reimbursement(5)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment income (loss) to average
net assets:	(0.66)%	(0.43)%	(1.37)%	0.12%	(0.84)%
Portfolio turnover rate	1%	4%	1%	0%	2%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

Financial Highlights — (Continued)

		The Spin-off Fund
		Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$ 25.25	$ 18.40	$ 12.87	$12.32	$ 9.36
Income from Investment Operations:
Net investment income (loss)(2)	0.07	0.12	(0.07)	0.12	0.02
Net realized and unrealized gain (loss)
on investments	(4.95)	7.21	5.62	0.55	2.95
Total from Investment Operations.	(4.88)	7.33	5.55	0.67	2.97
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	—
Less Distributions:
From net investment income.	(0.10)	(0.04)	(0.02)	(0.12)	(0.01)
From net realized gains.	(1.71)	(0.44)	—	—	—
Total Distributions	(1.81)	(0.48)	(0.02)	(0.12)	(0.01)
Net Asset Value, End of Year	$ 18.56	$ 25.25	$ 18.40	$12.87	$ 12.32
Total return	(19.43)%	39.82%	43.12%	5.46%	31.74%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$16,389	$23,458	$17,377	$12,387	$13,751
Ratio of operating expenses to average
net assets:
Before expense reimbursement.	1.78%	1.74%	1.79%	2.11%	1.91%
After expense reimbursement(6)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average
net assets:	0.35%	0.56%	(0.37)%	1.12%	0.16%
Portfolio turnover rate	1%	4%	1%	0%	2%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3)	Amount calculated is less than $0.005.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of

Directors of Kinetics Mutual Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of The Internet Fund, The Global Fund, The Paradigm Fund, The Small Cap Opportunities Fund, The Market Opportunities Fund, The Multi-Disciplinary Income Fund, and the Kinetics Spin-off and Corporate Restructuring Fund (the “Funds”), each a series of Kinetics Mutual Funds, Inc. (the “Trust”), including the portfolios of investments, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2004.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to

KINETICS PORTFOLIOS TRUST

Report of Independent Registered Public Accounting Firm (Continued)

obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. With respect to Kinetics Spin-off and Corporate Restructuring Fund, our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 29, 2024

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Consolidated Portfolio Assets

December 31, 2023

The Internet Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance#	$86,102,608	45.3%
Mining, Quarrying, and Oil and Gas Extraction	33,268,244	17.5%
Professional, Scientific, and Technical Services	13,014,655	6.8%
Information.	5,491,789	2.9%
Management of Companies and Enterprises	1,091,431	0.6%
Arts, Entertainment, and Recreation	263,000	0.1%
Retail Trade.	19,600	0.0%
Administrative and Support and Waste Management and
Remediation Services	1,817	0.0%

*	Excludes Short-Term Investments
#	In the Finance and Insurance Sector, $74,159,467 represents a cryptocurrency investment of 39% of total net assets as of December 31, 2023.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Consolidated Portfolio Assets

December 31, 2023 — (Continued)

The Global Portfolio

		Percentage
	Market	of Total
Country Allocation*	Value	Net Assets
United States#	$12,390,472	69.1%
Canada.	2,192,956	12.2%
Cayman Islands	486,929	2.7%
United Kingdom	363,084	2.0%
Germany	123,532	0.7%
Netherlands	97,245	0.5%
Brazil	89,550	0.5%
Panama	77,868	0.4%
Bermuda.	48,541	0.3%
Japan	36,076	0.2%
Australia	34,378	0.2%
Liberia	25,898	0.1%
Sweden	2,315	0.0%
Israel	2,133	0.0%

*	Excludes Short-Term Investments
#	In the United States Sector, $5,314,862 represents a cryptocurrency investment of 29.6% of total net assets as of December 31, 2023.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Consolidated Portfolio Assets

December 31, 2023 — (Continued)

The Paradigm Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$486,615,607	61.4%
Finance and Insurance#	114,513,184	14.5%
Real Estate and Rental and Leasing	31,483,514	4.0%
Information.	29,321,926	3.7%
Arts, Entertainment, and Recreation	24,761,880	3.1%
Professional, Scientific, and Technical Services	14,897,560	1.9%
Accommodation and Food Services	$13,909,601	1.8%
Management of Companies and Enterprises	13,329,260	1.7%
Transportation and Warehousing	4,385,468	0.6%
Administrative and Support and Waste Management and
Remediation Services	1,320,798	0.2%
Utilities.	1,177,726	0.1%
Real Estate	560,673	0.1%
Construction.	556,073	0.1%
Manufacturing	364,144	0.0%
Retail Trade.	4,505	0.0%

*	Excludes Short-Term Investments
#	In the Finance and Insurance Sector, $67,384,368 represents a cryptocurrency investment of 8.5% of total net assets as of December 31, 2023.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Consolidated Portfolio Assets

December 31, 2023 — (Continued)

The Small Cap Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$140,515,335	49.3%
Professional, Scientific, and Technical Services	18,629,672	6.5%
Accommodation and Food Services	17,406,317	6.1%
Finance and Insurance#	16,194,920	5.7%
Management of Companies and Enterprises	14,130,630	5.0%
Real Estate	12,457,885	4.4%
Manufacturing	8,340,668	2.9%
Real Estate and Rental and Leasing	4,447,884	1.6%
Arts, Entertainment, and Recreation	3,061,518	1.1%
Transportation and Warehousing	1,395,710	0.5%
Information.	289,600	0.1%
Retail Trade.	158,349	0.1%
Administrative and Support and Waste Management and
Remediation Services	44,618	0.0%
Industrial	26,756	0.0%

*	Excludes Short-Term Investments
#	In the United States Sector, $10,386,000 represents a cryptocurrency investment of 3.6% of total net assets as of December 31, 2023.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Consolidated Portfolio Assets

December 31, 2023 — (Continued)

The Market Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$62,337,242	47.5%
Finance and Insurance#	34,152,703	26.0%
Management of Companies and Enterprises	3,729,670	2.8%
Information.	2,896,390	2.2%
Transportation and Warehousing	1,169,936	0.9%
Real Estate and Rental and Leasing	305,502	0.2%
Live Sports (Spectator Sports)	135,025	0.1%
Professional, Scientific, and Technical Services	122,022	0.1%
Real Estate	109,399	0.1%
Wholesale Trade	97,585	0.1%
Industrial	93,646	0.1%
Accommodation and Food Services	41,130	0.0%
Manufacturing	14,150	0.0%
Retail Trade.	1,502	0.0%

*	Excludes Short-Term Investments
#	In the United States Sector, $20,733,017 represents a cryptocurrency investment of 15.8% of total net assets as of December 31, 2023.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Portfolio Assets

December 31, 2023 — (Continued)

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mortgage Backed Securities	$11,471,758	93.1%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Internet Portfolio

Consolidated Portfolio of Investments — December 31, 2023

COMMON STOCKS — 34.17%	Shares	Value
Administrative and Support Services — 0.00%
CreditRiskMonitor.com, Inc.*	780	$ 1,817
Aerospace and Defense — 6.81%
CACI International, Inc. — Class A*[c]	36,550	11,837,083
CACI International, Inc. — Class A*	3,450	1,117,317
		12,954,400
Broadcasting (except Internet) — 0.43%
Atlanta Braves Holdings, Inc.*	8,000	342,240
Atlanta Braves Holdings, Inc.*	8,000	316,640
The E.W. Scripps Company — Class A*	20,000	159,800
		818,680
Data Processing, Hosting, and Related Services — 2.20%
MasterCard, Inc. — Class A	5,900	2,516,409
Verisk Analytics, Inc.	7,000	1,672,020
		4,188,429
Funds, Trusts, and Other Financial Vehicles — 0.41%
Mesabi Trust^	37,900	775,813
Management of Companies and Enterprises — 0.59%
Galaxy Digital Holdings Ltd.*	140,000	1,091,431
Oil and Gas Extraction — 17.50%
Permian Basin Royalty Trust^	14,750	205,910
Texas Pacific Land Corp.[c]	21,026	33,062,334
		33,268,244
Other Information Services — 0.19%
Alphabet, Inc. — Class C*	2,580	363,599
Other Motor Vehicle Dealers — 0.01%
Copart, Inc.*	400	19,600
Other Telecommunications — 0.06%
Liberty Latin America Limited — Class C — ADR*	16,496	121,081
Performing Arts, Spectator Sports, and Related Industries — 0.14%
Madison Square Garden Entertainment Corp.*	4,000	127,160
Sphere Entertainment Co.*	4,000	135,840
		263,000
Professional, Scientific, and Technical Services — 0.03%
Cookpad, Inc.*	72,000	60,255

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Internet Portfolio

Consolidated Portfolio of Investments — December 31, 2023 — (Continued)

	Shares	Value
Securities and Commodities Exchanges — 2.22%
Bakkt Holdings, Inc.*^	204,000	$ 454,920
CME Group, Inc.	4,180	880,308
Miami International Holdings, Inc.*ag	268,000	2,760,400
NASDAQ, Inc.	2,100	122,094
		4,217,722
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 3.58%
OTC Markets Group, Inc. — Class A	121,000	6,763,900
S&P Global, Inc	113	49,779
		6,813,679
TOTAL COMMON STOCKS
(cost $41,126,857)		64,957,750

UNIT INVESTMENT TRUST — 39.00%
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 39.00%
Grayscale Bitcoin Trust*[c]	2,142,099	74,159,467
TOTAL UNIT INVESTMENT TRUST
(cost $6,566,231)		74,159,467

WARRANTS — 0.07%	Shares
Securities and Commodities Exchanges — 0.07%
Miami International Holdings, Inc. Expiration: 04/08/2026,
Exercise Price: 7.50 USD *ag	40,819	135,927
TOTAL WARRANTS
(cost $–)		135,927
TOTAL INVESTMENTS — 73.24%
(cost $47,693,088)		$139,253,144

Percentages are stated as a percent of net assets.

^—	This security or a portion of this security was out on loan at December 31, 2023. Total loaned securities had a market value of $909,896 at December 31, 2023.The total collateral for the loaned securities was cash in the amount of $966,807.
*—	Non-income producing security.
a—	Value determined using significant unobservable inputs.
c—	Significant Investment - Greater than 5% of net assets.
g—	Illiquid.
ADR—	American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Global Portfolio

Consolidated Portfolio of Investments — December 31, 2023

COMMON STOCKS — 59.20%	Shares	Value
Accommodation — 1.53%
Civeo Corp. — ADR	12,000	$ 274,200
Administrative and Support Services — 0.07%
RB Global, Inc. — ADR	200	13,378
Aerospace and Defense — 0.19%
CACI International, Inc. — Class A*	100	32,386
Elbit Systems Ltd. — ADR	10	2,133
		34,519
Asset Management — 0.01%
Investor AB	100	2,315
Chemical Manufacturing — 0.07%
Resonac Holdings Corp.	600	11,957
Diversified Real Estate Activities — 2.23%
PrairieSky Royalty Limited	22,800	399,200
Entertainment — 0.11%
IG Port, Inc.	600	19,915
Funds, Trusts, and Other Financial Vehicles — 2.39%
Mesabi Trust^	20,900	427,823
Global Exchanges — 1.95%
ASX Ltd.	800	34,378
B3 SA — Brasil Bolsa Balcao	30,000	89,550
Deutsche Boerse AG.	600	123,532
Euronext NV.	1,120	97,244
Japan Exchange Group Inc. — ADR*	400	4,204
		348,908
Hospitality and Tourism — 0.80%
Carnival Corp. — ADR*	4,200	77,868
Norwegian Cruise Line Holdings Ltd. — ADR*	2,000	40,080
Royal Caribbean Cruises Ltd. — ADR*	200	25,898
		143,846
Live Sports (Spectator Sports) — 0.56%
Big League Advance, LLC*ag	1,818	99,990
Management of Companies and Enterprises — 4.47%
Associated Capital Group, Inc. — Class A	13,300	474,943
Galaxy Digital Holdings Ltd.*	42,000	327,429
		802,372

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Global Portfolio

Consolidated Portfolio of Investments — December 31, 2023 — (Continued)

	Shares	Value
Mining (except Oil and Gas) — 5.34%
Franco-Nevada Corporation — ADR.	600	$ 66,486
Sandstorm Gold Ltd. — ADR	97,600	490,928
Wheaton Precious Metals Corporation — ADR.	8,100	399,654
		957,068
Motor Vehicle and Parts Dealers — 0.06%
AutoNation, Inc.*	40	6,007
Penske Automotive Group, Inc.	30	4,816
		10,823
Nonmetallic Mineral Product Manufacturing — 0.36%
Eagle Materials, Inc.	320	64,909
Oil and Gas Extraction — 28.47%
Permian Basin Royalty Trust^	41,600	580,736
Texas Pacific Land Corp.[c]	2,878	4,525,511
		5,106,247
Other Financial Investment Activities — 2.90%
GAMCO Investors, Inc. — Class A	27,200	519,792
Other Investment Pools and Funds — 1.86%
Partners Value Investments LP*[f]	2,193	140,678
Urbana Corporation*	36,200	129,495
Urbana Corporation — Class A*	19,200	63,466
		333,639
Real Estate — 0.92%
Tejon Ranch Co.*	9,600	165,120
Securities and Commodities Exchanges — 0.92%
Bakkt Holdings, Inc.*^	10,800	24,084
Cboe Global Markets, Inc.	200	35,712
CME Group, Inc.	200	42,120
IntercontinentalExchange Group, Inc	500	64,215
		166,131

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Global Portfolio

Consolidated Portfolio of Investments — December 31, 2023 — (Continued)

	Shares	Value
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 1.04%
Brookfield Asset Management Ltd. — ADR.	400	$ 16,068
Brookfield Corp.	4,000	160,480
Brookfield Reinsurance Ltd.*[f]	211	8,462
Brookfield Reinsurance Ltd.*[f]	22	877
		185,887
Support Activities for Mining — 0.04%
Core Laboratories, Inc.	200	3,532
Liberty Energy, Inc.	200	3,628
		7,160
Support Activities for Water Transportation — 2.91%
Clarkson plc	9,000	363,084
Siem Industries, Inc. — ADR*ag	5,500	159,500
		522,584
TOTAL COMMON STOCKS
(cost $6,863,690)		10,617,783

PREFERRED STOCKS — 0.06%
Other Investment Pools and Funds — 0.06%
Partners Value Investments LP*[f]	2,193	1,097
Partners Value Investments LP — Class A*[f]	515	9,270
		10,367
TOTAL PREFERRED STOCKS
(cost $12,301)		10,367
UNIT INVESTMENT TRUST — 29.63%
Funds, Trusts, and Other Financial Vehicles — 0.00%
Grayscale Ethereum Classic Trust*	24	286
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 29.63%
Grayscale Bitcoin Trust*[c]	153,520	5,314,862
TOTAL UNIT INVESTMENT TRUST
(cost $277,098)		5,315,148

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Global Portfolio

Consolidated Portfolio of Investments — December 31, 2023 — (Continued)

	Principal
CONVERTIBLE BONDS — 0.00%	Amount	Value
Department Stores — 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019ag	41,080	$ —
TOTAL CONVERTIBLE BONDS
(cost $41,080)		—

WARRANTS — 0.15%	Shares
Other Investment Pools and Funds — 0.15%
Partners Value Investments LP Expiration: 06/30/2026,
Exercise Price: 32.45 CAD*[f]	3,493	27,679
TOTAL WARRANTS
(cost $19,638)		27,679
TOTAL INVESTMENTS — 89.04%
(cost $7,213,807)		$ 15,970,977
Percentages are stated as a percent of net assets.

* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at December 31, 2023. Total loaned securities had a market value of $310,225 at December 31, 2023. The total collateral for the loaned securities was cash in the amount of $320,798.
a —	Value determined using significant unobservable inputs.
c —	Significant Investment - Greater than 5% of net assets.
f —	Level 2 Investment.
g —	Illiquid.
ADR —	American Depository Receipt.
CAD —	Canadian Dollars.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio

Consolidated Portfolio of Investments — December 31, 2023

COMMON STOCKS — 84.56%	Shares	Value
Accommodation — 0.78%
Civeo Corp. — ADR	270,201	$ 6,174,093
Aerospace and Defense — 1.88%
CACI International, Inc. — Class A*	46,000	14,897,560
Beverage and Tobacco Product Manufacturing — 0.04%
Crimson Wine Group Limited*	48,000	283,008
Broadcasting (except Internet) — 1.33%
Atlanta Braves Holdings, Inc.*	4,842	191,647
Liberty Media Corp-Liberty Formula One*	79,200	4,999,896
Liberty Media Corp-Liberty Formula One*	88,000	5,102,240
Liberty Media Corp-Liberty Live*	3,390	126,752
Liberty Media Corp-Liberty Live*	3,766	137,647
		10,558,182
Casinos & Gaming — 0.07%
Las Vegas Sands Corp.	11,300	556,073
Diversified Real Estate Activities — 0.13%
PrairieSky Royalty Limited	60,000	1,050,526
Food Services and Drinking Places — 0.98%
The Wendy’s Company	397,100	7,735,508
Funds, Trusts, and Other Financial Vehicles — 0.08%
Mesabi Trust^	32,200	659,134
Hospitality and Tourism — 0.68%
Carnival Corp. — ADR*	217,600	4,034,304
Royal Caribbean Cruises Ltd. — ADR*	10,200	1,320,798
		5,355,102
Insurance Carriers and Related Activities — 0.02%
Markel Group, Inc.*	100	141,990
Management of Companies and Enterprises — 1.17%
Associated Capital Group, Inc. — Class A	260,290	9,294,956
Mining (except Oil and Gas) — 2.65%
Franco-Nevada Corporation — ADR.	168,050	18,621,620
Wheaton Precious Metals Corporation — ADR^	48,200	2,378,188
		20,999,808
Motor Vehicle and Parts Dealers — 0.00%
AutoNation, Inc.*	30	4,505

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio

Consolidated Portfolio of Investments — December 31, 2023 — (Continued)

	Shares	Value
Nonmetallic Mineral Product Manufacturing — 0.01%
Eagle Materials, Inc.	400	$ 81,136
Oil and Gas Extraction — 58.78%
Texas Pacific Land Corp.[c]	296,104	465,608,735
Other Financial Investment Activities — 0.64%
GAMCO Investors, Inc. — Class A	7,500	143,325
Onex Corp. — ADR	69,700	4,890,013
		5,033,338
Other Investment Pools and Funds — 0.01%
Partners Value Investments LP*[f]	800	51,319
Urbana Corporation*	8,800	31,479
Urbana Corporation — Class A*	2,200	7,272
		90,070
Other Telecommunications — 0.95%
Liberty Broadband Corporation — Series C*	92,800	7,478,752
Performing Arts, Spectator Sports, and Related Industries — 3.13%
Live Nation Entertainment, Inc.*	264,550	24,761,880
Real Estate — 3.91%
DREAM Unlimited Corp.*^[f]	32,800	560,673
Equity Lifestyle Properties, Inc. — REIT.	82,800	5,840,712
Howard Hughes Holdings, Inc.*	287,300	24,578,515
Tejon Ranch Co.*	800	13,760
		30,993,660
Securities and Commodities Exchanges — 1.68%
Bakkt Holdings, Inc.*^	2,200	4,906
Cboe Global Markets, Inc.	63,200	11,284,992
CME Group, Inc.	9,400	1,979,640
IntercontinentalExchange Group, Inc	500	64,215
		13,333,753

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio

Consolidated Portfolio of Investments — December 31, 2023 — (Continued)

	Shares	Value
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 4.94%
Brookfield Asset Management Ltd. — ADR.	189,487	$ 7,611,693
Brookfield Corp.	782,150	31,379,858
Brookfield Reinsurance Ltd.*[f]	77	3,086
Brookfield Reinsurance Ltd.*[f]	8	320
S&P Global, Inc	340	149,777
		39,144,734
Support Activities for Mining — 0.00%
Core Laboratories, Inc.	400	7,064
Support Activities for Water Transportation — 0.55%
Clarkson plc	89,800	3,622,768
Siem Industries, Inc. — ADR*ag	26,300	762,700
		4,385,468
Telecommunications — 0.00%
GCI Liberty, Inc. Sr. Escrow*ag	72,000	0
Utilities — 0.15%
Brookfield Infrastructure Partners LP	37,400	1,177,726
TOTAL COMMON STOCKS
(cost $140,784,214)		669,806,761

PREFERRED STOCKS — 0.00%
Other Investment Pools and Funds — 0.00%
Partners Value Investments LP*[f]	800	400
Partners Value Investments LP — Class A*[f]	217	3,906
		4,306
TOTAL PREFERRED STOCKS
(cost $2,003)		4,306

UNIT INVESTMENT TRUST — 8.51%
Funds, Trusts, and Other Financial Vehicles — 0.00%
Grayscale Ethereum Classic Trust*	12	143
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 8.51%
Grayscale Bitcoin Trust*[c]	1,946,400	67,384,368
TOTAL UNIT INVESTMENT TRUST
(cost $25,987,742)		67,384,511

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio

Consolidated Portfolio of Investments — December 31, 2023 — (Continued)

WARRANTS — 0.00%	Shares	Value
Other Investment Pools and Funds — 0.00%
Partners Value Investments LP Expiration: 06/30/2026,
Exercise Price: 32.45 CAD*[f]	800	$ 6,340
TOTAL WARRANTS
(cost $2,368)		6,340
TOTAL INVESTMENTS — 93.07%
(cost $166,776,327)		$737,201,918

Percentages are stated as a percent of net assets.

* —	— Non-income producing security.
^ —	This security or a portion of this security was out on loan at December 31, 2023. Total loaned securities had a market value of $1,233,568 at December 31, 2023. The total collateral for the loaned securities was cash in the amount of $1,264,089.
a —	Value determined using significant unobservable inputs.
c —	Significant Investment - Greater than 5% of net assets.
f —	Level 2 Investment.
g —	Illiquid.
ADR —	American Depository Receipt.
CAD —	Canadian Dollars.
REIT —	Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Small Cap Opportunities Portfolio

Consolidated Portfolio of Investments — December 31, 2023

COMMON STOCKS — 79.19%	Shares	Value
Accommodation — 4.79%
Civeo Corp. — ADR	596,632	$ 13,633,041
Administrative and Support Services — 0.02%
Machten, Inc.*	2,400	18,720
RB Global, Inc. — ADR	400	26,756
		45,476
Aerospace and Defense — 5.69%
CACI International, Inc. — Class A*[c]	50,000	16,193,000
Beverage and Tobacco Product Manufacturing — 0.13%
Crimson Wine Group Limited*	63,900	376,754
Chemical Manufacturing — 2.79%
Inter Parfums, Inc	55,000	7,920,550
Oil-Dri Corp of America	200	13,416
		7,933,966
Diversified Real Estate Activities — 0.44%
PrairieSky Royalty Limited	72,000	1,260,632
Food Services and Drinking Places — 1.32%
The Wendy’s Company	193,700	3,773,276
Funds, Trusts, and Other Financial Vehicles — 0.09%
Mesabi Trust^	12,200	249,734
Hospitality and Tourism — 2.12%
Carnival Corp. — ADR*	324,000	6,006,960
Royal Caribbean Cruises Ltd. — ADR*	200	25,898
		6,032,858
Machinery Manufacturing — 0.01%
Oshkosh Corp.	400	43,364
Management of Companies and Enterprises — 2.85%
Associated Capital Group, Inc. — Class A	190,500	6,802,755
Dundee Corporation — Class A*	453,800	316,389
Galaxy Digital Holdings Ltd.*	119,200	929,275
White Mountains Insurance Group Ltd. — ADR	50	75,251
		8,123,670

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Small Cap Opportunities Portfolio

Consolidated Portfolio of Investments — December 31, 2023 — (Continued)

	Shares	Value
Mining (except Oil and Gas) — 1.33%
Altius Minerals Corp.*	9,000	$ 125,248
Sandstorm Gold Ltd. — ADR	672,800	3,384,184
Triple Flag Precious Metals Corp. — ADR.	720	9,583
Wheaton Precious Metals Corporation — ADR.	5,400	266,436
		3,785,451
Motor Vehicle and Parts Dealers — 0.05%
AutoNation, Inc.*	520	78,094
Penske Automotive Group, Inc.	500	80,255
		158,349
Oil and Gas Extraction — 47.14%
Permian Basin Royalty Trust	99,600	1,390,416
Texas Pacific Land Corp.[c]	84,470	132,824,852
		134,215,268
Other Financial Investment Activities — 0.19%
GAMCO Investors, Inc. — Class A	14,000	267,540
Onex Corporation[f]	3,900	272,342
		539,882
Other Investment Pools and Funds — 1.32%
Urbana Corporation*	28,000	100,162
Urbana Corporation — Class A*	1,103,700	3,648,320
		3,748,482
Other Pipeline Transportation — 0.19%
Rubis SCA.	21,500	534,035
Performing Arts, Spectator Sports, and Related Industries — 1.06%
Live Nation Entertainment, Inc.*	31,700	2,967,120
Madison Square Garden Entertainment Corp.*	772	24,542
Sphere Entertainment Co.*	772	26,217
		3,017,879
Professional, Scientific, and Technical Services — 0.86%
Science Applications International Corp.	19,600	2,436,672
Promoters of Performing Arts, Sports, and Similar Events — 0.02%
Madison Square Garden Sports Corp. — Class A*	240	43,639

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Small Cap Opportunities Portfolio

Consolidated Portfolio of Investments — December 31, 2023 — (Continued)

	Shares	Value
Real Estate — 5.50%
DREAM Unlimited Corp.*[f]	728,800	$ 12,457,885
Howard Hughes Holdings, Inc.*	27,200	2,326,960
Tejon Ranch Co.*	50,017	860,292
		15,645,137
Securities and Commodities Exchanges — 0.00%
Bakkt Holdings, Inc.*^	1,000	2,230
Support Activities for Mining — 0.88%
Core Laboratories, Inc.	136,000	2,401,760
Liberty Energy, Inc.	100	1,814
Pason Systems, Inc.*	8,000	97,626
		2,501,200
Support Activities for Water Transportation — 0.30%
Braemar Shipping Services plc	218,200	764,853
Clarkson plc	2,400	96,822
		861,675
Telecommunications — 0.10%
LICT Corporation*	16	289,600
TOTAL COMMON STOCKS
(cost $89,085,376)		225,445,270

UNIT INVESTMENT TRUST — 3.65%
Funds, Trusts, and Other Financial Vehicles — 0.00%
Grayscale Ethereum Classic Trust*	60	715
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 3.65%
Grayscale Bitcoin Trust*	300,000	10,386,000
TOTAL UNIT INVESTMENT TRUST
(cost $3,168,943)		10,386,715

WARRANTS — 0.45%	Shares
Other Investment Pools and Funds — 0.45%
Partners Value Investments LP Expiration: 06/30/2026,
Exercise Price: 32.45 CAD*[f]	160,000	1,267,877
TOTAL WARRANTS
(cost $433,365)		1,267,877

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Small Cap Opportunities Portfolio

Consolidated Portfolio of Investments — December 31, 2023 — (Continued)

Value
TOTAL INVESTMENTS — 83.29%
(cost $92,687,684)	$237,099,862

Percentages are stated as a percent of net assets.

* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at December 31, 2023. Total loaned securities had a market value of $127,853 at December 31, 2023. The total collateral for the loaned securities was cash in the amount of $129,839.
c —	Significant Investment - Greater than 5% of net assets.
f —	Level 2 Investment.
ADR —	American Depository Receipt.
CAD —	Canadian Dollars.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Market Opportunities Portfolio

Consolidated Portfolio of Investments — December 31, 2023

COMMON STOCKS — 63.89%	Shares	Value
Accommodation — 0.03%
Civeo Corp. — ADR	1,800	$ 41,130
Administrative and Support Services — 0.07%
RB Global, Inc. — ADR	1,400	93,646
Aerospace and Defense — 0.08%
CACI International, Inc. — Class A*	300	97,158
Beverage and Tobacco Product Manufacturing — 0.01%
Crimson Wine Group Limited*	2,400	14,150
Data Processing, Hosting, and Related Services — 1.12%
MasterCard, Inc. — Class A	1,000	426,510
Visa, Inc. — Class A	4,000	1,041,400
		1,467,910
Diversified Real Estate Activities — 0.00%
PrairieSky Royalty Limited	200	3,502
Funds, Trusts, and Other Financial Vehicles — 0.58%
Mesabi Trust^	37,142	760,296
Global Exchanges — 0.90%
ASX Ltd.	4,400	189,078
Deutsche Boerse AG.	1,800	370,595
Euronext NV.	2,520	218,800
Hellenic Exchanges — Athens Stock Exchange SA	800	4,681
Japan Exchange Group Inc. — ADR*	7,200	75,672
London Stock Exchange Group Plc	600	70,927
NZX Limited.	364,202	250,951
		1,180,704
Insurance Carriers and Related Activities — 0.07%
Arthur J. Gallagher & Co.	400	89,952
Live Sports (Spectator Sports) — 0.10%
Big League Advance, LLC*ag	2,455	135,025
Management of Companies and Enterprises — 2.79%
Associated Capital Group, Inc. — Class A	77,000	2,749,670
Galaxy Digital Holdings Ltd.*	116,000	904,328
		3,653,998
Merchant Wholesalers, Durable Goods — 0.07%
A-Mark Precious Metals, Inc.	3,200	96,800

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Market Opportunities Portfolio

Consolidated Portfolio of Investments — December 31, 2023 — (Continued)

	Shares	Value
Mining (except Oil and Gas) — 2.62%
Franco-Nevada Corporation — ADR.	14,600	$ 1,617,826
Sandstorm Gold Ltd. — ADR	57,000	286,710
Wheaton Precious Metals Corporation — ADR.	31,000	1,529,540
		3,434,076
Motor Vehicle and Parts Dealers — 0.00%
AutoNation, Inc.*	10	1,502
Oil and Gas Extraction — 44.88%
Permian Basin Royalty Trust^	127,450	1,779,202
Texas Pacific Land Corp.[c]	36,328	57,123,963
		58,903,165
Other Financial Investment Activities — 0.89%
GAMCO Investors, Inc. — Class A	61,000	1,165,710
Morgan Group Holding Co.*^	872	785
		1,166,495
Other Investment Pools and Funds — 3.27%
Partners Value Investments LP*[f]	43,516	2,791,487
Urbana Corporation*	37,600	134,504
Urbana Corporation — Class A*	413,200	1,365,847
		4,291,838
Professional, Scientific, and Technical Services — 0.02%
Science Applications International Corp.	200	24,864
Real Estate — 0.31%
DREAM Unlimited Corp.*[f]	6,400	109,400
Howard Hughes Holdings, Inc.*	1,600	136,880
Tejon Ranch Co.*	9,600	165,120
		411,400
Securities and Commodities Exchanges — 4.83%
Bakkt Holdings, Inc.*^	86,800	193,564
Cboe Global Markets, Inc.	8,000	1,428,480
CME Group, Inc.	5,800	1,221,480
IntercontinentalExchange Group, Inc	12,900	1,656,747
Miami International Holdings, Inc.*ag	95,000	978,500
NASDAQ, Inc.	7,200	418,608
TMX Group Ltd.*	18,000	435,380
		6,332,759

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Market Opportunities Portfolio

Consolidated Portfolio of Investments — December 31, 2023 — (Continued)

	Shares	Value
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 0.36%
Brookfield Asset Management Ltd. — ADR.	906	$ 36,394
Brookfield Corp.	3,600	144,432
Brookfield Reinsurance Ltd.*[f]	4,182	167,900
Brookfield Reinsurance Ltd.*[f]	435	17,406
MarketAxess Holdings, Inc.	48	14,057
OTC Markets Group Inc. — Class A	800	44,720
S&P Global, Inc	113	49,779
		474,688
Support Activities for Water Transportation — 0.89%
Clarkson plc	29,000	1,169,936
TOTAL COMMON STOCKS
(cost $30,364,156)		83,844,994

PREFERRED STOCKS — 0.18%
Other Investment Pools and Funds — 0.18%
Partners Value Investments LP*[f]	43,516	21,758
Partners Value Investments LP — Class A*[f]	11,832	212,976
		234,734
TOTAL PREFERRED STOCKS
(cost $259,342)		234,734

UNIT INVESTMENT TRUST — 15.80%
Funds, Trusts, and Other Financial Vehicles — 0.00%
Grayscale Ethereum Classic Trust*	12	143
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 15.80%
Grayscale Bitcoin Trust*[c]	598,874	20,733,018
TOTAL UNIT INVESTMENT TRUST
(cost $1,585,583)		20,733,161

	Principal
CONVERTIBLE BONDS — 0.00%	Amount	Value
Department Stores — 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019 ag	5,720	—
TOTAL CONVERTIBLE BONDS
(cost $5,720)		—

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Market Opportunities Portfolio

Consolidated Portfolio of Investments — December 31, 2023 — (Continued)

WARRANTS — 0.30%	Shares	Value
Other Investment Pools and Funds — 0.26%
Partners Value Investments LP Expiration: 04/08/2026,
Exercise Price: 7.50 USD *[f]	43,516	$ 344,831
Securities and Commodities Exchanges — 0.04%
Miami International Holdings, Inc. Expiration: 04/08/2026,
Exercise Price: 7.50 USD *ag	14,469	48,182
TOTAL WARRANTS
(cost $130,104)		393,013
TOTAL INVESTMENTS — 80.17%
(cost $32,344,905)		$105,205,902

Percentages are stated as a percent of net assets.

*	— Non-income producing security.
^	— This security or a portion of this security was out on loan at December 31, 2023. Total loaned securities had a market value of $944,415 at December 31, 2023. The total collateral for the loaned securities was cash in the amount of $982,037.
a	— Value determined using significant unobservable inputs.
c	— Significant Investment - Greater than 5% of net assets.
f	— Level 2 Investment.
g	— Illiquid.
ADR	— American Depository Receipt.
CAD	— Canadian Dollars.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Income Portfolio

Portfolio of Investments — December 31, 2023

	Principal
COLLATERALIZED LOAN OBLIGATIONS — 93.07%	Amount	Value
37 Capital CLO Ltd. 2023-3, AAA tranche •,f
(Three-month term SOFR + 2.05%), 7.444%, 04/15/2036,
Acquired 05/31/2023, Cost $500,000.	500,000	$ 501,887
Apidos CLO Ltd. 2022-40, AAA tranche •,f
(Three-month term SOFR + 1.80%), 7.194%, 07/15/2035,
Acquired 06/14/2023, Cost $350,000.	350,000	350,280
Apidos CLO Ltd. 2023-43, AAA tranche •,f
(Three-month term SOFR + 1.75%), 7.428%, 04/25/2035,
Acquired 07/27/2023, Cost $499,375.	500,000	500,787
Atlas Senior Loan Fund XIV, Ltd. 2019-14R, AAA tranche •,f
(Three-month term SOFR + 2.05%), 7.627%, 07/20/2032,
Acquired 07/26/2023, Cost $490,500.	500,000	494,691
Barings CLO Ltd. 2023-1, AAA tranche •,f
(Three-month term SOFR + 1.75%), 7.166%, 04/20/2036,
Acquired 06/05/2023, Cost $549,588.	550,000	550,866
Battery Park CLO Ltd. 2022-2, AAA tranche •,f
(Three-month term SOFR + 2.21%), 7.626%, 10/20/2035,
Acquired 06/21/2023, Cost $500,933.	500,000	501,732
Benefit Street Partners CLO Ltd. 2022-27, AAA tranche •,f
(Three-month term SOFR + 1.80%), 7.216%, 07/20/2035,
Acquired 06/28/2023, Cost $479,040.	480,000	480,940
Benefit Street Partners CLO Ltd. 2022-28, AAA tranche •,f
(Three-month term SOFR + 1.90%), 7.316%, 10/20/2035,
Acquired 06/02/2023, Cost $499,500.	500,000	500,686
Bryant Park Funding Ltd. 2023-21, AAA tranche •,f
(Three-month term SOFR + 2.75%), 8.235%, 10/18/2036,
Acquired 05/24/2023, Cost $250,000.	250,000	250,515
Carlyle US CLO Ltd. 2023-3, AAA tranche •,f
(Three-month term SOFR + 2.60%), 7.994%, 10/15/2036,
Acquired 07/06/2023, Cost $450,000.	450,000	451,104
Fortress Credit BSL Ltd. 2023-18, AAA tranche •,f
(Three-month term SOFR + 2.25%), 7.662%, 04/23/2036,
Acquired 07/11/2023, Cost $500,486.	500,000	502,987
Golub Capital Partners CLO 70(B) Ltd., AAA tranche •,f
(Three-month term SOFR + 1.75%), 7.853%, 10/25/2036,
Acquired 10/20/2023, Cost $250,000.	250,000	250,527
ICG US CLO Ltd. 2023-1(I), AA tranche •,f
(Three-month term SOFR + 3.00%), 8.395%, 07/18/2036,
Acquired 07/21/2023, Cost $500,000.	500,000	501,056

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Income Portfolio

Portfolio of Investments — December 31, 2023 — (Continued)

	Principal
	Amount	Value
Katayma CLO I Ltd., AAA tranche •,f
(Three-month term SOFR + 2.65%), 8.023%, 10/20/2036,
Acquired 09/21/2023, Cost $250,000.	250,000	$ 250,552
Magnetite Ltd. XXXVII, AA tranche •,f
(Three-month term SOFR + 2.05%), 7.726%, 10/20/2036,
Acquired 08/31/2023, Cost $500,000.	500,000	500,496
MAN US CLO Ltd. 2023-1, AAA tranche •,f
(Three-month term SOFR + 2.30%), 7.662%, 07/20/2035,
Acquired 07/21/2023, Cost $499,061.	500,000	502,364
Mountain View CLO Ltd. 2019-15, AAA tranche •,f
(Three-month term SOFR + 2.41%), 7.805%, 01/15/2033,
Acquired 08/02/2023, Cost $445,500.	450,000	448,402
Octagon Ltd. 2023-67, AAA tranche •,f
(Three-month term SOFR + 1.80%), 7.178%, 04/25/2036,
Acquired 06/09/2023, Cost $499,900.	500,000	500,792
Orion CLO 2023-2 Ltd., AAA tranche •,f
(Three-month term SOFR + 1.80%), 8.057%, 01/25/2037,
Acquired 11/21/2023, Cost $250,000.	250,000	250,625
Palmer Square CLO Ltd. 2023-3, AAA tranche •,f
(Three-month term SOFR + 1.80%), 7.216%, 07/20/2035,
Acquired 06/05/2023, Cost $500,000.	500,000	500,521
Palmer Square Loan Funding Ltd. 2022-4, AAA tranche •,f
(Three-month term SOFR + 2.30%), 7.698%, 07/24/2031,
Acquired 06/26/2023, Cost $430,000.	430,000	430,300
Post CLO Ltd. 2023-1, AAA tranche •,f
(Three-month term SOFR + 1.95%), 7.366%, 04/20/2036,
Acquired 06/20/2023, Cost $500,320.	500,000	501,224
RAD CLO Ltd. 2023-20, AAA tranche •,f
(Three-month term SOFR + 2.65%), 8.056%, 07/20/2036,
Acquired 07/27/2023, Cost $500,000.	500,000	500,422
Regatta XVI Funding Ltd. 2019-16B, AAA tranche •,f
(Three-month term SOFR + 2.31%), 7.705%, 01/15/2033,
Acquired 08/03/2023, Cost $498,750.	500,000	500,842
Venture 48 CLO Ltd. 2023-48, AAA tranche •,f
(Three-month term SOFR + 2.25%), 8.172%, 10/20/2036,
Acquired 10/23/2023, Cost $499,458.	500,000	501,224
Venture XV CLO Ltd. 2013-15R3, AAA tranche •,f
(Three-month term SOFR + 2.13%), 7.525%, 07/15/2032,
Acquired 08/08/2023, Cost $241,686.	250,000	245,936

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Income Portfolio

Portfolio of Investments — December 31, 2023 — (Continued)

Value
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(cost $11,434,096)	$ 11,471,758
TOTAL INVESTMENTS — 93.07%
(cost $11,434,096)	$ 11,471,758

Percentages are stated as a percent of net assets.
• — The percentage of net assets comprised of 144a securities was 93.07%.
f — Level 2 Investment.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Assets & Liabilities

December 31, 2023

	The Internet	The Global
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
ASSETS:
Investments, at value(1)(2)	$139,253,144	$15,970,977
Cash	50,891,448	1,892,845
Cash proceeds from securities lending	966,807	320,799
Receivable for contributed capital	89,505	115,385
Dividends and interest receivable	254,767	21,880
Prepaid expenses and other assets	4,804	928
Total Assets	191,460,475	18,322,814
LIABILITIES:
Payable to Adviser	203,082	18,964
Payable to Trustees	3,734	411
Payable to Chief Compliance Officer	177	45
Payable for securities purchased	9,180	11,354
Payable for collateral received for securities loaned	966,807	320,799
Payable for withdrawn capital	96,184	9,839
Accrued expenses and other liabilities	40,149	24,358
Total Liabilities	1,319,313	385,770
Net Assets	$190,141,162	$17,937,044
(1) Cost of investments	$ 47,693,088	$ 7,213,807
(2) Includes loaned securities with a market value of	$ 909,896	$ 310,225

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Assets & Liabilities — (Continued)

December 31, 2023

		The Small Cap
	The Paradigm	Opportunities
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
ASSETS:
Investments, at value(1)(2)	$737,201,918	$237,099,862
Cash	56,523,996	55,950,592
Cash proceeds from securities lending	1,264,089	129,839
Receivable for contributed capital	182,946	246,127
Receivable for investments sold	814,761	397,476
Dividends and interest receivable	409,123	352,415
Prepaid expenses and other assets	9,776	3,993
Total Assets	796,406,609	294,180,304
LIABILITIES:
Payable to Adviser	864,906	321,003
Payable to Trustees	18,777	7,148
Payable to Chief Compliance Officer	1,205	540
Payable for collateral received for securities loaned	1,264,089	129,839
Payable for withdrawn capital	2,061,537	8,979,074
Accrued expenses and other liabilities	122,744	60,896
Total Liabilities	4,333,258	9,498,500
Net Assets	$792,073,351	$284,681,804
(1) Cost of investments	$166,776,327	$ 92,687,684
(2) Includes loaned securities with a market value of	$ 1,233,568	$ 127,853

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Assets & Liabilities — (Continued)

December 31, 2023

	The Market	The Multi-
	Opportunities	Disciplinary
	Portfolio	Income
	(Consolidated)	Portfolio
ASSETS:
Investments, at value(1)(2)	$105,205,902	$ 11,471,758
Cash	25,922,607	673,574
Cash proceeds from securities lending	982,037	—
Receivable for contributed capital	144,394	—
Dividends and interest receivable	168,553	203,382
Prepaid expenses and other assets	6,712	628
Total Assets	132,430,205	12,349,342
LIABILITIES:
Payable to Adviser	140,265	2,644
Payable to Trustees	2,847	275
Payable to Chief Compliance Officer	169	22
Payable for securities purchased	1,876	—
Payable for collateral received for securities loaned	982,037	—
Payable for withdrawn capital	31,836	5,634
Accrued expenses and other liabilities	36,463	15,131
Total Liabilities	1,195,493	23,706
Net Assets	$131,234,712	$ 12,325,636
(1) Cost of investments	$ 32,344,905	$ 11,434,096
(2) Includes loaned securities with a market value of	$ 944,415 $	—

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Operations

For the Year Ended December 31, 2023

	The Internet	The Global
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
INVESTMENT INCOME:
Dividends†	$ 1,336,758	$ 243,857
Interest	2,758,876	500,078
Income from securities lending	77,417	37,185
Total investment income	4,173,051	781,120
EXPENSES:
Investment advisory fees	2,024,221	302,272
Administration fees	65,749	21,375
Professional fees	28,741	16,473
Fund accounting fees	23,954	5,300
Trustees’ fees	14,482	2,232
Chief Compliance Officer fees	2,511	420
Custodian fees and expenses	15,072	11,222
Registration fees	978	887
Other expenses	6,110	1,030
Total expenses	2,181,818	361,211
Net investment income	1,991,233	419,909
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	2,271,422	(222,953)
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	40,804,932	1,877,441
Net realized and unrealized gain on investments	43,076,354	1,654,488
Net increase in net assets resulting from operations	$ 45,067,587	$ 2,074,397
† Net of foreign taxes withheld of:	$ 2,120	$ 10,157

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Operations — (Continued)

For the Year Ended December 31, 2023

		The Small Cap
	The Paradigm	Opportunities
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
INVESTMENT INCOME:
Dividends†	$ 5,830,645	$ 2,445,092
Interest	3,806,535	3,979,793
Income from securities lending	25,822	30,989
Total investment income	9,663,002	6,455,874
EXPENSES:
Investment advisory fees	10,675,542	4,330,935
Administration fees	311,894	135,864
Professional fees	97,978	49,906
Fund accounting fees	130,519	54,932
Trustees’ fees	77,461	32,067
Chief Compliance Officer fees	14,586	6,158
Custodian fees and expenses	69,634	39,546
Registration fees	1,426	462
Other expenses	31,877	12,908
Total expenses	11,410,917	4,662,778
Net investment income (loss)	(1,747,915)	1,793,096
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	45,826,388	25,865,311
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(230,225,379)	(96,823,072)
Net realized and unrealized loss on investments	(184,398,991)	(70,957,761)
Net decrease in net assets resulting from operations.	$(186,146,906)	$ (69,164,665)
† Net of foreign taxes withheld of:	$ 148,473	$ 129,933

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Operations — (Continued)

For the Year Ended December 31, 2023

	The Market	The Multi-
	Opportunities	Disciplinary
	Portfolio	Income
	(Consolidated)	Portfolio
INVESTMENT INCOME:
Dividends†	$ 1,407,837	$ 61,013
Interest	1,440,318	752,495
Income from securities lending	69,820	915
Total investment income	2,917,975	814,423
EXPENSES:
Investment advisory fees	1,582,609	149,673
Administration fees	56,540	16,938
Professional fees	26,430	18,415
Fund accounting fees	20,899	2,280
Trustees’ fees	11,413	1,204
Chief Compliance Officer fees	2,093	223
Custodian fees and expenses	17,233	1,826
Registration fees	953	—
Other expenses	4,665	405
Total expenses	1,722,835	190,964
Less, voluntary expense waiver for investment advisory fees.	—	(63,043)
Net expenses	1,722,835	127,921
Net investment income	1,195,140	686,502
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Investments and foreign currency	(726,565)	(1,808,280)
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(10,475,455)	1,791,042
Net realized and unrealized loss on investments	(11,202,020)	(17,238)
Net increase (decrease) in net assets resulting from operations	$ (10,006,880)	$ 669,264
† Net of foreign taxes withheld of:	$ 35,586	$ —

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Changes in Net Assets

	The Internet Portfolio		The Global Portfolio
	(Consolidated)		(Consolidated)
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
OPERATIONS:
Net investment income (loss)	$ 1,991,233	$ (304,427)	$ 419,909	$ 50,034
Net realized gain (loss) on sale of
investments and foreign currency	2,271,422	299,355	(222,953)	689,917
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	40,804,932	(51,332,003)	1,877,441	(2,711,885)
Net increase (decrease) in net assets
resulting from operations	45,067,587	(51,337,075)	2,074,397	(1,971,934)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM BENEFICIAL
INTEREST TRANSACTIONS:
Contributions.	17,091,150	789,649	3,644,721	5,796,145
Withdrawals	(20,061,591)	(35,279,900)	(16,259,972)	(2,526,422)
Net increase (decrease) in net assets
resulting from capital
share transactions	(2,970,441)	(34,490,251)	(12,615,251)	3,269,723
Total increase (decrease) in
net assets	42,097,146	(85,827,326)	(10,540,854)	1,297,789
NET ASSETS:
Beginning of year.	148,044,016	233,871,342	28,477,898	27,180,109
End of year	$190,141,162	$148,044,016	$17,937,044	$ 28,477,898

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Changes in Net Assets — (Continued)

			The Small Cap
	The Paradigm Portfolio		Opportunities Portfolio
	(Consolidated)		(Consolidated)
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
OPERATIONS:
Net investment income (loss)	$ (1,747,915)	$ 1,360,344	$ 1,793,096	$ 1,159,192
Net realized gain on sale of
investments and
foreign currency	45,826,388	23,371,121	25,865,311	7,063,295
Net change in unrealized
appreciation (depreciation)
of investments and
foreign currency	(230,225,379)	221,993,198	(96,823,072)	78,268,899
Net increase (decrease) in
net assets resulting from
operations	(186,146,906)	246,724,663	(69,164,665)	86,491,386
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM BENEFICIAL INTEREST
TRANSACTIONS:
Contributions.	11,582,819	71,541,406	21,051,746	133,822,724
Withdrawals	(147,816,245)	(58,229,696)	(126,689,296)	(30,111,721)
Net increase (decrease) in net assets
resulting from capital
share transactions	(136,233,426)	13,311,710	(105,637,550)	103,711,003
Total increase (decrease) in
net assets	(322,380,332)	260,036,373	(174,802,215)	190,202,389
NET ASSETS:
Beginning of year.	1,114,453,683	854,417,310	459,484,019	269,281,630
End of year	$ 792,073,351	$1,114,453,683	$ 284,681,804	$ 459,484,019

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Changes in Net Assets — (Continued)

	The Market
	Opportunities Portfolio		The Multi-Disciplinary
	(Consolidated)		Income Portfolio
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
OPERATIONS:
Net investment income	$ 1,195,140	$ 289,461	$ 686,502	$ 388,723
Net realized gain (loss) on sale of
investments and foreign currency	(726,565)	1,939,429	(1,808,280)	(2,257,433)
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	(10,475,455)	16,213,129	1,791,042	1,403,021
Net increase (decrease) in net assets
resulting from operations	(10,006,880)	18,442,019	669,264	(465,689)
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
BENEFICIAL INTEREST TRANSACTIONS:
Contributions.	12,998,060	18,641,291	669,442	237,477
Withdrawals	(11,988,686)	(26,367,384)	(5,520,347)	(8,006,166)
Net increase (decrease) in net assets
resulting from capital
share transactions	1,009,374	(7,726,093)	(4,850,905)	(7,768,689)
Total increase (decrease) in
net assets	(8,997,506)	10,715,926	(4,181,641)	(8,234,378)
NET ASSETS:
Beginning of year.	140,232,218	129,516,292	16,507,277	24,741,655
End of year	$131,234,712	$140,232,218	$12,325,636	$ 16,507,277

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements

December 31, 2023

1. Organization

The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Income Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, are “non- diversified” series of the Trust, except The Global Portfolio and The Multi-Disciplinary Income Portfolio. The Market Opportunities Portfolio commenced operations on January 31, 2006 and The Multi-Disciplinary Income Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio may have multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.

Each of the Master Portfolios, except for The Multi-Disciplinary Income Portfolio, seeks to provide investors with long- term capital growth. The Multi-Disciplinary Income Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet- related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Multi-Disciplinary Income Portfolios utilize a two-part investment strategy, which includes fixed income and derivatives components. The Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio utilize wholly-owned subsidiaries to achieve their investment objectives. Please see Note 2 for further details.

2. Significant Accounting Policies

Security Valuation

Master Portfolios equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value by the Adviser, as the Portfolios’ Valuation Designee. In determining the fair value of a security, the Adviser, as Valuation Designee, shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At December 31, 2023, 1.52%, 1.45%, 0.10% and 0.89% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio and The Market Opportunities Portfolio respectively, were fair valued securities. The Small Cap Opportunities Portfolio and The Multi-Disciplinary Income Portfolio did not hold any fair valued securities at December 31, 2023.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

Bitcoin

The Master Portfolios may invest in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Bitcoin Trust’s bitcoin investments. At December 31, 2023, 39.00%, 29.63%, 8.51%, 3.65% and 15.80% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were invested in the Bitcoin Trust.

Investments in bitcoins produce non-qualifying income under Subchapter M of the Internal Revenue Code. Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers but they may charge significant fees for processing transactions.

As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and its Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.

Consolidation of Subsidiaries

The consolidated financial statements include the accounts of Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (the “Cayman” or “Delaware”, respectively, or “Subsidiaries” for both). The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market Opportunities Portfolio. Each Master Portfolio can invest up to 25% of its total assets in the Subsidiaries. The Subsidiaries act as an investment vehicle in order to invest in commodity-linked and bitcoin-linked instruments consistent with the Portfolio’s investment objectives and policies. By investing in its Subsidiaries, a Master Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

that are permitted to be held by the Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Master Portfolio. Each Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, each Master Portfolio wholly-owns and controls its Subsidiaries, making it unlikely that the Subsidiaries will take action contrary to the interests of the Master Portfolio. Each Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as its Master Portfolio.

The Cayman Subsidiary is an exempted Cayman investment company and is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, each Cayman Subsidiary is a CFC not subject to U.S. income taxes. As a wholly-owned CFC, however, each Cayman Subsidiary’s net income and capital gain will be included each year in the respective Portfolio’s investment company taxable income.

As of December 31, 2023, the respective Cayman Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$21,689,908	11.41%
Global Portfolio	1,410,403	7.86%
Paradigm Portfolio	69,420,733	8.76%
Small Cap Opportunities Portfolio	12,708,661	4.46%
Market Opportunities Portfolio.	6,505,916	4.96%

The Delaware Subsidiary is organized under Delaware law. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to its respective Master Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code.

As of December 31, 2023, the respective Delaware Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$1,977	0.00%
Global Portfolio	1,964	0.01%
Market Opportunities Portfolio.	2,017	0.00%

Repurchase Agreements

Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Foreign Currency Translations

The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities

The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolios’ Adviser under the supervision of the Board of Trustees. At December 31, 2023, the following Master Portfolios held securities restricted to institutional investors (144A Securities):

		Percentage of
	Market Value	Net Assets
The Multi-Disciplinary Income Portfolio.	$11,471,758	93.07%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition significantly changing the market value of the investment. At December 31, 2023, the following Master Portfolios held illiquid securities:

		Percentage of
	Market Value	Net Assets
The Internet Portfolio	$2,896,327	1.52%
The Global Portfolio.	259,490	1.45%
The Paradigm Portfolio	762,700	0.10%
The Small Cap Opportunities Portfolio	—	0.00%
The Market Opportunities Portfolio	1,161,707	0.89%
The Multi-Disciplinary Income Portfolio.	—	0.00%

When-Issued Securities

The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities.

Securities Lending

Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker dealers or indirectly through repurchase agreements with respect to no more than 33 1 / 3 % of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Significant Investments

The Portfolios may invest a greater percentage of their assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) expose the portfolios to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

December 31, 2023, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio invested approximately 63%, 55%, 67%, 52% and 59% of their respective net assets in individual securities greater than 5% of net assets. See the respective Schedule of Investments for further details.

Holding a large concentration in a single security or issuer may expose the portfolios to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the portfolios’ performance. At December 31, 2023, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio held 17%, 25%, 59%, 47% and 44% of their respective net assets in Texas Pacific Land Corp. Because a large portion of its revenue is derived from oil and gas royalties, the performance of the portfolios could be adversely affected if the underlying markets for oil and gas were to decline, thereby having a more significant impact on the portfolios given the concentration in this holding.

Short-Term Investments

The Portfolios may invest in money market funds and short-term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short-term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value.

Expense Allocation

Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interests in the respective Master Portfolios.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

Federal Income Taxes

Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of December 31, 2023, open tax years include the tax years ended December 31, 2020 through December 31, 2023. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

3. Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, Multi-Disciplinary Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. Effective as of April 30, 2023, the Adviser has agreed to reduce the management fee for the Multi-Disciplinary Income Portfolio from 1.25% to 1.00% Additionally, effective as of April 30, 2023, the Adviser has agreed to waive 0.75% of the 1.00% management fee for the Multi-Disciplinary Income Portfolio through April 30, 2024.

For the year ended December 31, 2023, Master Portfolios incurred the following expenses pursuant to the Agreements:

	Investment	Voluntary
	Advisory Fees	Waiver
The Internet Portfolio	$2,024,221	$ —
The Global Portfolio	302,272	—
The Paradigm Portfolio	10,675,542	—
The Small Cap Opportunities Portfolio	4,330,935	—
The Market Opportunities Portfolio	1,582,609	—
The Multi-Disciplinary Income Portfolio	149,673	63,043

For the year ended December 31, 2023, the Trust was allocated approximately $26,000 for the services of the Chief Compliance Officer employed by the Adviser.

4. Securities Transactions

Purchases and sales of investment securities, other than short-term investments and short-term options, for the year ended December 31, 2023, were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other
The Internet Portfolio	$ —	$ 18,639,506	$ —	$ 18,655,899
The Global Portfolio	—	2,790,126	—	2,225,011
The Paradigm Portfolio	—	1,752,290	—	85,646,118
The Small Cap Opportunities Portfolio	—	5,317,194	—	43,101,414
The Market Opportunities Portfolio	—	5,301,223	—	9,396,487
The Multi-Disciplinary Income Portfolio	—	11,433,776	—	2,281,547

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

As of December 31, 2023, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Internet	Global	Paradigm
Tax Cost of Investments.	$ 47,885,352	$ 7,342,438	$ 170,819,101
Unrealized Appreciation	93,111,758	9,700,281	579,276,020
Unrealized Depreciation.	(1,743,966)	(1,071,742)	(12,893,203)
Net Unrealized Appreciation	$ 91,367,792	$ 8,628,539	$ 566,382,817

			Multi-
	Small Cap	Market	Disciplinary
	Opportunities	Opportunities	Income
Tax Cost of Investments.	$ 94,427,969	$ 33,142,375	$ 11,434,096
Unrealized Appreciation	157,317,924	74,767,528	37,662
Unrealized Depreciation.	(14,646,031)	(2,704,001)	—
Net Unrealized Appreciation	$ 142,671,893	$ 72,063,527	$ 37,662

5. Portfolio Securities Loaned

As of December 31, 2023, the Master Portfolios had loaned securities that were collateralized by cash. The majority of the cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining maturities of the outstanding securities lending transactions are considered to be overnight and continuous. The value of the securities on loan and the value of the related collateral at December 31, 2023, were as follows:

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

	Securities	Collateral
The Internet Portfolio	$909,896	$966,807
The Global Portfolio.	310,225	320,799
The Paradigm Portfolio	1,233,568	1,264,089
The Small Cap Opportunities Portfolio	127,853	129,839
The Market Opportunities Portfolio	944,415	982,037
The Multi-Disciplinary Income Portfolio.	—	—

6. Selected Financial Highlights

Financial highlights for the Master Portfolios were as follows:

		The Internet Portfolio
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
Total Return	30.16%	(23.86)%	15.72%	56.87%	26.92%
Ratio of expenses to
average net assets:	1.35%	1.35%	1.34%	1.37%	1.37%
Ratio of net investment
income (loss) to
average net assets:	1.23%	(0.18)%	(0.92)%	(0.36)%	(0.29)%
Portfolio turnover rate	19%	19%	4%	1%	1%

		The Global Portfolio
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
Total Return	11.79%	(6.53)%	16.23%	24.80%	21.41%
Ratio of expenses to
average net assets:	1.49%	1.46%	1.48%	1.59%	1.59%
Ratio of net investment
income (loss) to
average net assets:	1.74%	0.18%	(1.00)%	(0.66)%	(0.18)%
Portfolio turnover rate	16%	57%	7%	8%	5%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

		The Paradigm Portfolio
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
Total Return	(16.59)%	29.48%	38.46%	3.61%	30.77%
Ratio of expenses to
average net assets:	1.34%	1.33%	1.33%	1.35%	1.35%
Ratio of net investment
income (loss) to
average net assets:	(0.20)%	0.15%	(0.58)%	0.70%	(0.43)%
Portfolio turnover rate	0%	0%	1%	1%	1%

		The Small Cap Opportunities Portfolio
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
Total Return	(14.40)%	32.26%	50.63%	2.57%	27.34%
Ratio of expenses to
average net assets:	1.35%	1.34%	1.34%	1.37%	1.36%
Ratio of net investment
income (loss) to
average net assets:	0.52%	0.37%	(0.62)%	1.05%	(0.20)%
Portfolio turnover rate	2%	6%	3%	0%	4%

		The Market Opportunities Portfolio
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
Total Return	(7.29)%	15.02%	28.08%	19.57%	22.77%
Ratio of expenses to
average net assets:	1.36%	1.36%	1.36%	1.38%	1.39%
Ratio of net investment
income (loss) to
average net assets:	0.94%	0.22%	(0.74)%	0.42%	(0.00)%
Portfolio turnover rate	5%	13%	2%	2%	4%

		The Multi-Disciplinary Income Portfolio
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2021	2020	2019
Total Return	5.24%	(2.29)%	1.23%	(1.35)%	9.13%
Ratio of expenses to
average net assets:	0.94%	1.48%	1.44%	1.46%	1.44%
Ratio of net investment
income to
average net assets:	5.03%	2.14%	1.74%	3.17%	4.15%
Portfolio turnover rate	37%	0%	0%	0%	0%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

7. Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spinoff Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

The Internet Portfolio

The following is a summary of the inputs used to value The Internet Portfolio’s net assets as of December 31, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 62,197,350	$ —	$2,760,400	$ 64,957,750
Unit Investment Trust	74,159,467	—	—	74,159,467
Warrants.	—	—	135,927	135,927
Total Investments in Securities	$136,356,817	$ —	$2,896,327	$139,253,144

During the year ended December 31, 2023, there were no transfers into or out of Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2022	$2,192,839
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	703,488
Net purchases and/or acquisitions
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of December 31, 2023	$2,896,327

	Fair Value at	Valuation	Unobservable
Description	12/31/2023	Techniques	Input	Range**
Common Stocks	$2,760,400	Discounted Cash Flow	Volatility	18.8%
		Option Pricing Model	Discount for
			Lack of
			Marketability	5.0%
			Weighted
			Average Cost
			of Capital	14.3%
			Years to Maturity	6.5
			Risk-Free Rate	4.8%
Warrants.	$135,927	Discounted Cash Flow	Volatility	18.8%
		Option Pricing Model	Discount for
			Lack of
			Marketability	12.5%
			Weighted
			Average Cost
			of Capital	14.3%
			Years to Maturity	6.5
			Risk-Free Rate	4.8%

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

The Global Portfolio

The following is a summary of the inputs used to value the The Global Portfolio’s net assets as of December 31, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,208,276	$ 150,017	$259,490	$ 10,617,783
Preferred Stocks	—	10,367	—	10,367
Unit Investment Trust	5,315,148	—	—	5,315,148
Convertible Bonds	—	—	—*	—
Warrants.	—	27,679	—	27,679
Total Investments in Securities	$ 15,523,424	$ 188,063	$259,490	$ 15,970,977

During the year ended December 31, 2023, there were transfers out of Level 3 into Level 2.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2022	$ 357,547
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	90,006***
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	(188,063)
Balance as of December 31, 2023	$ 259,490

	Fair Value at	Valuation	Unobservable
Description	12/31/2023	Techniques	Input	Range**
Common Stocks	$ 99,990	Cost Approach	Precedent	$55.00 - $55.00
Transaction
Common Stocks	$159,500	Market Approach	Precedent	$23.00 - $30.00
Transaction
Convertible Bonds	$ —*	Asset Liquidation	Liquidation	$0.00 - $0.00
		Analysis	Proceeds

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at December 31, 2023 is $33,000.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio’s net assets as of December 31, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 668,428,663	$ 615,398	$762,700	$ 669,806,761
Unit Investment Trust	67,384,511	—	—	67,384,511
Preferred Stocks	—	4,306	—	4,306
Warrants.	—	6,340	—	6,340
Total Investments in Securities	$ 735,813,174	$ 626,044	$762,700	$ 737,201,918

During the year ended December 31, 2023, there were transfers out of Level 3 into Level 2.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2022	$ 651,091
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	176,980***
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	(65,371)
Balance as of December 31, 2023	$ 762,700

	Fair Value at	Valuation	Unobservable
Description	12/31/2023	Techniques	Input	Range**
Common Stocks	$ 762,700	Market Approach	Precedent	$23.00 - $30.00
Transaction
Common Stocks	$ —*	Asset Liquidation Analysis	Liquidation	$0.00 - $0.00
Proceeds

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at December 31, 2023 is $157,800.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio’s net assets as of December 31, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$212,715,043	$ 12,730,227	$ —	$225,445,270
Unit Investment Trust	10,386,715	—	—	10,386,715
Warrants.	—	1,267,877	—	1,267,877
Total Investments in Securities	$223,101,758	$ 13,998,104	$ —	$237,099,862

During the year ended December 31, 2023, there were transfers out of Level 3 into Level 2.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2022	$ 732,644
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	535,233
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	(1,267,877)
Balance as of December 31, 2023	$ —

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value The Market Opportunities Portfolio’s net assets as of December 31, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 79,644,491	$ 3,086,978	$1,113,525	$ 83,844,994
Unit Investment Trust	20,733,161	—	—	20,733,161
Preferred Stocks	—	234,734	—	234,734
Convertible Bonds	—	—	—*	—
Warrants.	—	344,831	48,182	393,013
Total Investments in Securities	$100,377,652	$ 3,666,543	$1,161,707	$105,205,902

During the year ended December 31, 2023, there were transfers out of Level 3 into Level 2.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2022	$3,425,430
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1,292,635***
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	(3,556,358)
Balance as of December 31, 2023	$1,161,707

	Fair Value at	Valuation	Unobservable
Description	12/31/2023	Techniques	Input	Range**
Common Stocks	$978,500	Discounted Cash Flow	Volatility	18.8%
		Option Pricing Model	Discount for
			Lack of
			Marketability	5.0%
			Weighted Average
			Cost of Capital	14.3%
			Years to Maturity	6.5
			Risk-Free Rate	4.8%
Common Stocks	$135,025	Cost Approach	Precedent
			Transaction	$55.00 - $55.00
Convertible Bonds	$ —*	Asset Liquidation Analysis	Liquidation
			Proceeds	$0.00 - $0.00
Warrants.	$ 48,182	Discounted Cash Flow	Volatility	18.8%
		Option Pricing Model	Discount for
			Lack of
			Marketability	12.5%
			Weighted Average
			Cost of Capital	14.3%
			Years to Maturity	6.5
			Risk-Free Rate	4.8%

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at December 31, 2023 is $249,370.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

The Multi-Disciplinary Income Portfolio

The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio’s net assets as of December 31, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligation.	$ —	$ 11,471,758	$ —	$ 11,471,758
Total Investments in Securities	$ —	$ 11,471,758	$ —	$ 11,471,758

As of December 31, 2023, there were no investments in Level 3 securities.

During the year ended December 31, 2023, there were no transfers into or out of Level 3.

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.

8. Disclosures about Derivative Instruments and Hedging

Activities

The Master Portfolios have adopted authoritative standards regarding disclosure of derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. At December 31, 2023, none of the Portfolios held any derivative instruments and there were no transactions during the year ended December 31, 2023.

9. Offsetting Assets and Liabilities

The Master Portfolios are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre- arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specific threshold depending on the counterparty and the type of Master Netting Arrangement.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

The following is a summary of the Assets and Liabilities subject to offsetting in the Master Portfolios as of December 31, 2023:

Net
		Gross	Amounts	Gross Amounts not Offset
		Amounts	Presented	in the Statement of
	Gross	Offset in the	in the	Assets & Liabilities
	Amounts of	Statement	Statement		Collateral
	Recognized	of Assets &	of Assets &	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
The Internet Portfolio
Securities Lending	$ 966,807	$ —	$ 966,807	$ 966,807	$ —	$ —
	$ 966,807	$ —	$ 966,807	$ 966,807	$ —	$ —
The Global Portfolio
Securities Lending	$ 320,799	$ —	$ 320,799	$ 320,799	$ —	$ —
	$ 320,799	$ —	$ 320,799	$ 320,799	$ —	$ —
The Paradigm Portfolio
Securities Lending	$ 1,264,089	$ —	$ 1,264,089	$ 1,264,089	$ —	$ —
	$ 1,264,089	$ —	$ 1,264,089	$ 1,264,089	$ —	$ —
The Small Cap
Opportunities Portfolio
Securities Lending	$ 129,839	$ —	$ 129,839	$ 129,839	$ —	$ —
	$ 129,839	$ —	$ 129,839	$ 129,839	$ —	$ —
The Market
Opportunities Portfolio
Securities Lending	$ 982,037	$ —	$ 982,037	$ 982,037	$ —	$ —
	$ 982,037	$ —	$ 982,037	$ 982,037	$ —	$ —

10. Subsequent Events

In preparing these financial statements, management has evaluated Portfolio related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or translations that occurred during the year that materially impacted the amounts or disclosures in the Master Portfolios’ financial statements.

11. Recent Accounting Pronouncements

Reference Rate Reform

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) December 31, 2023

as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

Other Regulatory Matters

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted final rule and form amendments relating to tailored shareholder reports for mutual funds and exchange-traded funds; fee information in investment company advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023.There is an 18-month transition period after the effective date of the amendments.

12. Information about Proxy Voting (Unaudited)

Information regarding how the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

13. Information about the Portfolio Holdings (Unaudited)

The Master Portfolios file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Master Portfolios’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

KINETICS PORTFOLIOS TRUST

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Kinetics Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statements [consolidated where noted as such] of assets and liabilities of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, and The Multi-Disciplinary Income Portfolio (the “Funds”), each a series of Kinetics Portfolios Trust (the “Trust”), including the schedules of investments, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the [consolidated where noted as such] financial position of the Funds as of December 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2004.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to

KINETICS PORTFOLIOS TRUST

Report of Independent Registered Public Accounting Firm (Continued)

obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 29, 2024

KINETICS PORTFOLIOS TRUST

Management of the Funds and the Portfolios

(Unaudited)

Management of the Funds and the Portfolios

The management and affairs of the Funds and the Portfolios are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not “interested persons” of the Company or the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Directors are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolios’ shareholders and are governed by the laws of the State of Delaware in this regard.

Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios. Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust, length of time served, principal occupations over at least the last five years, number of Funds and Portfolios overseen and any other Directorships held. The SAI includes additional information about the Funds’ officers and directors and is available, without charge, upon request by calling 1-800-930-3828.

KINETICS PORTFOLIOS TRUST

Management of the Funds and the Portfolios — (Continued) (Unaudited)

Board of Directors/Board of Trustees Independent Directors/Trustees

# of Portfolios
		Term of		in Fund
	Position(s)	Office and		Complex(1)
	Held with	Length of		Overseen by
Name, Address and	Company/	Time	Principal Occupation(s)	Director/	Other Directorships
Year of Birth	Trust	Served	During Past Five Years	Trustee	Held by Director/Trustee(2)
Steven T. Russell	Independent	Indefinite/	Professor of Business Law,	13	N/A
Year Born: 1963	Director/	22 years	Suffolk County Community
c/o Horizon Kinetics Asset	Independent		College (1997 to Present);
Management LLC	Trustee		Lawyer, Private Practice
470 Park Avenue South			(2010 to present).
New York, New York 10016
Douglas Cohen, CPA	Independent	Indefinite/	Chief Financial Officer, Sunrise	13	N/A
Year Born: 1961	Director/	22 years	Credit Services, Inc. (2005
c/o Horizon Kinetics Asset	Independent		to 2021).
Management LLC	Trustee
470 Park Avenue South
New York, New York 10016
William J. Graham	Independent	Indefinite/	Attorney, William J. Graham, PC	13	N/A
Year Born: 1961	Director/	22 years	(2001 to present); Assistant Town
c/o Horizon Kinetics	Independent		Attorney, Town of Islip, NY
Asset Management LLC	Trustee		(2016 to 2021).
470 Park Avenue South
New York, New York 10016

KINETICS PORTFOLIOS TRUST

Management of the Funds and the Portfolios — (Continued) (Unaudited)

Board of Directors/Board of Trustees (Continued) Independent Directors/Trustees (Continued)

# of Portfolios
		Term of		in Fund
	Position(s)	Office and		Complex(1)
	Held with	Length of		Overseen by
Name, Address and	Company/	Time	Principal Occupation(s)	Director/	Other Directorships
Year of Birth	Trust	Served	During Past Five Years	Trustee	Held by Director/Trustee(2)
Joseph E. Breslin	Independent	Indefinite/	Counsel, White Oak Global	13	Security Consultant and Licensed Florida Private
Year Born: 1953	Director/	22 years	Advisors, LLC (2016 to present).		Investigator (2019 to present); Special Agent, Florida
c/o Horizon Kinetics	Independent				Department of Law Enforcement (FDLE) (2015 to
Asset Management LLC	Trustee				2019); Vice President, HBES Consulting, Inc. (2014
470 Park Avenue South					to present); Citibank, Senior AML Analyst
New York, New York 10016					((2014-2015); Senior Special Agent, Homeland
Security Investigations, Miami, FL (2011 to
2014); Assistant Attaché Immigration & Customs
Enforcement, Pretoria, South Africa (2008 to 2011).
James M. Breen	Independent	Indefinite/	Security Consultant and Licensed	13	N/A
Year Born: 1959	Director/	14 years	Florida Private Investigator
c/o Horizon Kinetics	Independent		(2019 to present); Special Agent,
Asset Management LLC	Trustee		Florida Department of Law
470 Park Avenue South			Enforcement (FDLE) (2015 to 2019);
New York, New York 10016			Vice President, HBES Consulting, Inc.
(2014 to present).

KINETICS PORTFOLIOS TRUST

Management of the Funds and the Portfolios — (Continued) (Unaudited)

Board of Directors/Board of Trustees (Continued) Interested Directors/Trustees and Officers

# of Portfolios
		Term of		in Fund Complex(1)
	Position(s)	Office and		Overseen by
	Held with the	Length of	Principal Occupation(s)	Director/	Other Directorships
Name, Address and Year of Birth	Company/ Trust	Time Served	During Past Five Years	Trustee	Held by Director/Trustee(2)
Murray Stahl(3) (4)	Director/	Indefinite/	Chairman, FRMO Corp. (2001 to	13	Director and Officer of RENN Fund, Inc.
Year Born: 1953	Trustee	22 years	present) (provides consulting		(closed end investment company) (2017-present).
c/o Horizon Kinetics	& Secretary		services to private investment		Director of Texas Pacific Land Corp.
Asset Management LLC			funds and research services		(2021 to present).
470 Park Avenue South			with respect to marketable
New York, New York 10016			securities);Chairman and Chief
Investment Officer, Horizon
Kinetics LLC, (including
Horizon Kinetics Asset Management
LLC (investment adviser) (1994
to present); Kinetics Asset
Management LLC and Kinetics
Advisers, LLC (2000 to 2019);
CEO, Horizon Kinetics
LLC (2015 to present).

KINETICS PORTFOLIOS TRUST

Management of the Funds and the Portfolios — (Continued) (Unaudited)

Board of Directors/Board of Trustees (Continued) Interested Directors/Trustees and Officers (Continued)

# of Portfolios
		Term of		in Fund Complex(1)
	Position(s)	Office and		Overseen by
	Held with the	Length of	Principal Occupation(s)	Director/	Other Directorships
Name, Address and Year of Birth	Company/ Trust	Time Served	During Past Five Years	Trustee	Held by Director/Trustee(2)
Peter B. Doyle(3)	Director/	Indefinite/	Vice President, FMRO Corp.	13	Director and Officer of
Year Born: 1962	Trustee,	20 years	(2001 to present) (provides		FRMO Corp.
c/o Horizon Kinetics	President &		consulting services to private
Asset Management LLC	Chairman		investment funds and research
470 Park Avenue South	of the Board		services with respect to marketable
New York, New York 10016			securities); Managing Director,
Horizon Kinetics LLC (including
Horizon Kinetics Asset
Management LLC (an
SEC-registered investment
adviser) (1994 to present);
Kinetics Asset Management LLC
and Kinetics Advisers LLC
(2000 to 2019); and President
of Kinetics Mutual Funds, Inc.
(1998 to present). Co-Portfolio
Manager of the RENN Fund, Inc.
(2021 to present)

KINETICS PORTFOLIOS TRUST

Management of the Funds and the Portfolios — (Continued) (Unaudited)

Board of Directors/Board of Trustees (Continued) Interested Directors/Trustees and Officers (Continued)

# of Portfolios
		Term of		in Fund Complex(1)
	Position(s)	Office and		Overseen by
	Held with the	Length of	Principal Occupation(s)	Director/	Other Directorships
Name, Address and Year of Birth	Company/ Trust	Time Served	During Past Five Years	Trustee	Held by Director/Trustee(2)
Steven Bregman	Co-Portfolio	Indefinite/	President and Co-Founder,	13	Director of Winland Electronics, Inc (electronics)
Year Born: 1958	Manager and	7 years	Horizon Kinetics LLC, (including		(since 2020).
c/o Horizon Kinetics	Investment		Horizon Kinetics Asset
Asset Management LLC	Team Member		Management LLC (investment adviser)
470 Park Avenue South			(1994 to present); Kinetics Asset
New York, NY 10016			Management LLC and Kinetics
Advisers, LLC (2000 to 2019;
President and CFO of FRMO Corp.
(2001 to present) (provides
consulting services to private
investment funds and research
services with respect to
marketable securities); Co-Portfolio Manager of RENN Fund, Inc. (closed end investment company) (since 2021);

(1)	The term “fund complex” refers to the Company and the Trust, which hold themselves out as related for investment purposes.
(2)	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or investment companies registered under the 1940 Act.
(3)	Directors/Trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act because of their association with the Adviser and its affiliates.
(4)	Murray Stahl is a member of the Board of Directors (the “Board”) of Texas Pacific Land Corporation (“TPL”), a large holding in certain client accounts and funds, including Kietics Mutual Funds, which are managed by Horizon Kinetics Asset Management LLC (“HKAM”) . Officers, directors and employees of HKAM may also hold substantial amounts of TPL, both directly and indirectly, in their personal accounts. HKAM seeks to address potential conflicts of interest through the adoption of various policies and procedures, which include both electronic and physical safeguards. All personal and proprietary trading is also subject to HKAM’s Code of Ethics and is monitored by the firm’s Legal and Compliance Department. As a result of Murray Stahl being on the Board of TPL, he does not have any trading authority over shares of TPL. All trading decisions for TPL in Murray Stahl’s personal accounts and in client accounts and funds where he remains a portfolio manager has been delegated to another portfolio manager.

KINETICS PORTFOLIOS TRUST

Management of the Funds and the Portfolios — (Continued) (Unaudited)

Board of Directors/Board of Trustees (Continued) Officers

Term of
	Position(s)	Office and
	Held with the	Length of	Principal Occupation(s)	Other Directorships
Name, Address and Age	Company/ Trust	Time Served	During Past Five Years	Held by Officer
Andrew M. Fishman	Chief Compliance	Indefinite/	Associate General Counsel, Horizon Kinetics LLC (2011 to	N/A
Year Born: 1950	Officer	18 years	present); General Counsel, Horizon Asset Management,
c/o Horizon Kinetics			Inc. (1997 to 2011); Secretary, Horizon Asset Management,
Asset Management LLC			Inc. (2006 to 2011); Chief Compliance Officer, Kinetics
470 Park Avenue South			Asset Management, Inc. (1999 to 2011); Chief Compliance
New York, New York 10016			Officer, Kinetics Advisers, LLC (2000 to 2011).
Jay H. Kesslen	Vice President and	Indefinite/	General Counsel, Horizon Kinetics LLC (including Horizon	N/A
Year Born: 1973	Assistant Secretary	18 years	Kinetics Asset Management LLC (an SEC registered investment
c/o Horizon Kinetics			adviser) (2011 to present), Chief Compliance Officer, Horizon
Asset Management LLC			Kinetics LLC (2015-2016), Kinetics Asset Management LLC
470 Park Avenue South			(2000 to present), Kinetics Advisers LLC (2000 to 2019),
New York, New York 10016			Kinetics Funds Distributor LLC (2000 to present), KBD
Securities LLC (2000 to present)); FRMO Corp. (2014 to present);
Chief Compliance Officer, RENN Fund, Inc. (2017 to present).

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST

Privacy Policy (Unaudited)

We collect the following nonpublic personal information about you:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

This privacy policy is not part of the annual report.

Kinetics Mutual
Funds, Inc.
615 East Michigan Street
Milwaukee, WI 53202

INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Horizon Kinetics Asset Management LLC
470 Park Avenue South
New York,NY 10016

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
50 South 16th Street
Suite 2900
Philadelphia, PA 19102

DISTRIBUTOR
Kinetics Funds Distributor LLC
470 Park Avenue South
New York,NY 10016

ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212

THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Douglas Cohen and Mr. Joseph Breslin are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE	FYE	FYE	FYE
	12/31/2023	12/31/2023	12/31/2022	12/31/2022
	Kinetics	Kinetics	Kinetics	Kinetics
	Portfolios Trust	Mutual Funds	Portfolios Trust	Mutual Funds
Audit Fees	67,500	83,700	89,625	105,825
Audit-Related Fees	0	0	0	0
Tax Fees	21,500	24,300	28,375	31,175
All Other Fees	0	0	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2023	FYE 12/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2023	FYE 12/31/2022
Registrant	0	0
Registrant’s Investment Adviser	0	0

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith”

(2)  A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)  Not applicable to open-end investment companies.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title) /s/ Peter B. Doyle

______________________________________________________________

Peter B. Doyle, President

Date: March 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

______________________________________________________________

By (Signature and Title) /s/ Peter B. Doyle

Peter B. Doyle, President

Date: March 4, 2024

By (Signature and Title) /s/ Jay Kesslen

______________________________________________________________

Jay Kesslen, Vice President for the Treasurer

Date: March 1, 2024